                                             As filed with the Securities and Exchange Commission on April 20, 2004
                                                                Securities Act Registration Nos. 33-61997, 811-7343
                        ====================================================================
                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                  --------------
                                                     FORM N-14
                           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 : /X/
                                          PRE-EFFECTIVE AMENDMENT NO. //
                                         POST-EFFECTIVE AMENDMENT NO. / /
                                         (Check appropriate box or boxes)
                                                  --------------
                                    THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
                                (Exact name of registrant as specified in charter)

                                                  (973) 367-1495
                                         (Area Code and Telephone Number)

                                               GATEWAY CENTER THREE
                                          100 MULBERRY STREET, 4TH FLOOR
                                           NEWARK, NEW JERSEY 07102-4077
                 (Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

                                               RICHARD H. KIRK, ESQ.
                                               GATEWAY CENTER THREE
                                          100 MULBERRY STREET, 4TH FLOOR
                                           NEWARK, NEW JERSEY 07102-4077
                                      (Name and Address of Agent for Service)

                                   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                                    AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                                        DATE OF THE REGISTRATION STATEMENT.

                       No filing fee is required because of reliance on section 24(f) of the
                          Investment Company Act of 1940. Pursuant to Rule 429 under the
                            Securities Act of 1933, the Prospectus and Proxy Statement
                          relates to shares registered on Form N-1A (File No. 033-61997).

                     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR
                    DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT
                        SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS
                    REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
                       SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION
                      STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING
                                   PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                      TITLE OF SECURITIES BEING REGISTERED . . . .SHARES OF COMMON STOCK, PAR
                                               VALUE $.001 PER SHARE

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON MAY 20, 2004, PURSUANT TO RULE 488 UNDER THE SECURITIES
                                             ACT OF 1933, AS AMENDED.

                       =====================================================================

                                           STRATEGIC PARTNERS MUTUAL FUNDS, INC.
                                     STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND

                                                   Gateway Center Three
                                                    100 Mulberry Street
                                               Newark, New Jersey 07102-4077

                                                 IMPORTANT PROXY MATERIALS

                                                      PLEASE VOTE NOW

                                                                                                               May __, 2004

Dear Shareholder

         I am writing to ask you to vote on an important  proposal  pursuant to which Strategic  Partners Managed Large Cap
Growth Fund (Large Cap Growth Fund)  (formerly  called ASAF  Large-Cap  Growth  Fund) would be  reorganized  with  Jennison
Growth Fund. If this  reorganization  is approved by  shareholders,  you will become a shareholder of Jennison Growth Fund.
In addition,  I am asking you to approve the appointment of Jennison  Associates LLC (Jennison) as subadviser for Large Cap
Growth Fund.  Jennison is currently  serving,  on an interim basis, as subadviser for the Large Cap Growth Fund, and we are seeking to extend Jennison's  appointment until the reorganization  with Jennison Growth Fund has been completed.  Jennison is also the  subadviser for the Jennison  Growth Fund. A shareholders  meeting for Large Cap Growth Fund has been scheduled for June 25, 2004.  Only  shareholders  of Large Cap Growth Fund will vote on the  acquisition  of Large Cap Growth  Fund's assets by Jennison Growth Fund and on the appointment of Jennison as subadviser to the Large Cap Growth Fund.

         Jennison Growth Fund is a series of The Prudential Investment  Portfolios,  Inc. Large Cap Growth Fund is a series of Strategic Partners Mutual Funds, Inc. (Strategic Partners) (formerly called American Skandia Advisor Funds, Inc.).

         This package  contains  information  about the proposals  and includes  materials  needed to vote your proxy.  The
Board of Directors of Strategic  Partners has reviewed the  proposals  and  recommended  that each proposal be presented to shareholders  of Large Cap Growth Fund for their  consideration.  Although the Directors have determined that the proposals are in the best interests of shareholders, the final decision is up to you.

         If approved, the proposed  reorganization  transaction with Jennison Growth Fund would give you the opportunity to participate in a larger fund with similar investment policies.  In addition,  shareholders of the Large Cap Growth Fund are expected to realize a  reduction  in both the net and gross  annual  operating  expenses  paid on their  investment  in the combined fund. The accompanying  proxy statement and prospectus  includes a detailed  description of the proposals.  Please read the enclosed materials carefully and cast your vote. Remember,  your vote is extremely important,  no matter how large or small your holdings.  By voting now, you can help avoid additional  costs that would be incurred with follow-up  letters and calls.

         To vote, you may use any of the following methods:

By Mail.  Please complete,  date and sign your proxy card and mail it in the enclosed postage paid envelope.  Votes must be received prior to June 25, 2004.

By Internet.  Have your proxy card available.  Go to the web site:  www.proxyvote.com.  Enter your 12-digit  control number from your proxy card.  Follow the  instructions  found on the web site.  Votes must be entered prior to 4 p.m.  on June 24,
2004.

By  Telephone.  Call [(800)  690-6903]  toll free.  Enter your  12-digit  control  number from your proxy card.  Follow the instructions given. Votes must be entered prior to 4 p.m. on June 24, 2004.

Special Note for Systematic  Investment Plans (e.g.,  Automatic Investment Plan, Systematic Exchange,  etc.).  Shareholders
on systematic  investment plans must contact their financial advisor or call our customer service division,  toll-free,  at
(800) 225-1852 to change their options.  Otherwise, if the proposed transaction is approved,  starting on the day following the closing of the proposed  reorganization  (which is expected to occur shortly  after the  shareholder  meeting),  future purchases will automatically be made in shares of Jennison Growth Fund.

         If you have any questions before you vote,  please call us at  1-866-253-3961.  We are glad to help you understand the proposals and assist you in voting. Thank you for your participation.

** GRAPHIC **

Judy A. Rice
President

                                           STRATEGIC PARTNERS MUTUAL FUNDS, INC.
                                     Strategic Partners Managed Large Cap Growth Fund
                                                    100 Mulberry Street
                                             Gateway Center Three, 4(th) Floor
                                               Newark, New Jersey 07102-4077

                                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our shareholders:

         Notice is hereby given that a Special Meeting of Shareholders  (the Meeting) of Strategic  Partners  Managed Large
Cap Growth Fund (Large Cap Growth Fund)  (formerly  known as ASAF Large-Cap  Growth Fund),  a series of Strategic  Partners
Mutual Funds,  Inc..  (Strategic  Partners)  (formerly known as American Skandia Advisor Funds,  Inc.), will be held at 100
Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey 07102, on June 25, 2004, at [11:00 a.m.]  Eastern
Time, for the following purposes:

1. To approve an Agreement  and Plan of  Reorganization  under which Large Cap Growth Fund will  transfer all of its assets to,  and all of its  liabilities  will be  assumed  by,  Jennison  Growth  Fund,  a  series  of The  Prudential  Investment
Portfolios,  Inc. In connection  with this proposed  transfer,  each whole and  fractional  share of Class A and Class L of
Large Cap Growth Fund shall be exchanged  for whole and  fractional  shares of equal net asset value of Class A of Jennison
Growth Fund;  each whole and  fractional  share of Class B, Class M and Class X of Large Cap Growth Fund shall be exchanged for whole and  fractional  shares of equal net asset value of Class B shares of Jennison  Growth  Fund;  and each whole and fractional  share of Class C of Large Cap  Growth  Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of Class C of Jennison  Growth Fund, as soon as  practicable  following the Meeting and  outstanding  shares of
Large Cap Growth Fund will be cancelled.

2.  To approve Jennison Associates LLC as the subadviser of Large Cap Growth Fund for an initial two-year term.

3. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

         The Board of Directors of Strategic Partners,  on behalf of Large Cap Growth Fund, has fixed the close of business on April 23,  2004 as the record  date for the  determination  of the  shareholders  of Large Cap Growth  Fund  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

** GRAPHIC **

Marguerite E. H. Morrison
Secretary

Dated: May __, 2004

A proxy card is  enclosed  along with the Proxy  Statement.  Please vote your shares  today by signing  and  returning  the enclosed  proxy card in the postage  prepaid  envelope  provided.  You also may vote by  telephone  or via the  Internet as described in the enclosed  materials.  The Board of Directors  of  Strategic  Partners  recommends  that you vote "FOR" the proposals.

Your vote is important.
Please return your proxy card promptly.

Shareholders  are invited to attend the  Meeting in person.  Any  shareholder  who does not expect to attend the Meeting is urged to  complete  the  enclosed  proxy card,  date and sign it, and return it in the  envelope  provided,  which needs no postage if mailed in the United  States.  In order to avoid  unnecessary  expense,  we ask for your  cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

                                                   JENNISON GROWTH FUND
                                  A SERIES OF THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
                                                        PROSPECTUS

                                                            and

                                     STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
                                     A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                                      PROXY STATEMENT
                                                   Gateway Center Three
                                              100 Mulberry Street, 4th Floor
                                               Newark, New Jersey 07102-4077
                                                      (800) 225-1852

                                                       May __, 2004

         This Proxy Statement and Prospectus  (Proxy  Statement) is being  furnished to shareholders of Strategic  Partners
Managed  Large Cap Growth  Fund  (Large Cap  Growth  Fund)  (formerly  known as ASAF  Large Cap Growth  Fund),  a series of
Strategic Partners Mutual Funds, Inc.  (Strategic  Partners)  (formerly known as American Skandia Advisor Funds,  Inc.), in connection  with the  solicitation  of proxies by the Board of  Directors  of  Strategic  Partners  for use at the  Special
Meeting of  Shareholders of Large Cap Growth Fund, and at any  adjournments of the meeting (the Meeting).  The Meeting will be held on June 25, 2004 at [11:00 a.m.]  Eastern Time at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,
New Jersey 07102.

         The first purpose of the Meeting is for  shareholders of Large Cap Growth Fund to vote on an Agreement and Plan of
Reorganization  under which Large Cap Growth Fund will  transfer all of its assets to, and all of its  liabilities  will be assumed  by,  Jennison  Growth Fund (and  together  with Large Cap Growth  Fund,  each,  a Fund),  which is a series of The
Prudential  Investment  Portfolios,  Inc.  (Prudential  Investment  Portfolios),  in exchange for shares of Jennison Growth
Fund,  and the  subsequent  cancellation  of shares of Large Cap Growth Fund  (referred  to herein as Proposal  No. 1). The
Agreement and Plan of Reorganization is referred to as the Reorganization  Agreement.  If the transaction is approved, each whole and  fractional  share of Class A and Class L of Large Cap Growth Fund shall be  exchanged  for whole and  fractional shares of equal net asset value of Class A of Jennison  Growth Fund;  each whole and  fractional  share of Class B, Class M and Class X of Large Cap Growth Fund shall be exchanged for whole and  fractional  shares of equal net asset value of Class
B of Jennison  Growth Fund; and each whole and fractional  share of Class C of Large Cap Growth Fund shall be exchanged for whole and fractional  shares of equal net asset value of Class C of Jennison Growth Fund, as soon as practicable  following the  Meeting  (the  Effective  Time),  and Large Cap  Growth  Fund will be  liquidated.  Jennison  Growth  Fund will be the surviving fund of the reorganization transaction.

         Shareholders  of Large Cap  Growth  Fund are also  being  asked to vote on a  subadvisory  agreement  under  which
Jennison  Associates LLC  (Jennison)  will serve as subadviser to the Large Cap Growth Fund (referred to herein as Proposal
No. 2).  Jennison  has been  serving as  subadviser  to the Large Cap Growth  Fund since  close of  business on January 30,
2004,  on an interim  basis and is  authorized  to continue to serve as subadviser on an interim basis until June 28, 2004.
Shareholders  are being asked to approve  Jennison to serve as subadviser for Large Cap Growth Fund on a permanent basis to ensure that the Large Cap Growth Fund  continues to have the services of Jennison as  subadviser  until the  reorganization transaction is consummated, or if the transaction is not approved by shareholders, for an initial two-year term.

         Jennison  Growth Fund, a  diversified  fund,  is a series of  Prudential  Investment  Portfolios,  Inc.,  which is registered  as an open-end  management  investment  company and formed as a Maryland  corporation.  Jennison  Growth Fund's investment objective is long-term growth of capital.

Large Cap Growth Fund, a diversified fund, is a series of Strategic  Partners Mutual Funds,  Inc., which is a registered as an open-end  management  investment  company and formed as a Maryland  corporation.  The investment  objective of Large Cap
Growth  Fund is to seek  maximum  growth of  investors'  capital  from a portfolio  of  primarily  growth  stocks of larger companies.

If the  shareholders  of Large Cap Growth Fund  approve the  transaction,  the  shareholders  of Large Cap Growth Fund will become shareholders of Jennison Growth Fund.

         This Proxy Statement should be retained for your future  reference.  It sets forth concisely the information about the  transaction  with Jennison  Growth Fund and the proposed  appointment of Jennison as subadviser  that  shareholders of
Large Cap Growth Fund should know before  voting on the  proposals.  A Statement of  Additional  Information  dated May __,
2004,  which relates to this Proxy Statement,  has been filed with the Securities and Exchange  Commission (the Commission)
and is incorporated  into this Proxy  Statement by reference and is available upon request and without  charge.  This Proxy
Statement is accompanied by the Prospectus,  for the fiscal year ended  September 30, 2003, as supplemented to date,  which offers shares of Jennison Growth Fund. The Statement of Additional  Information  for Jennison  Growth Fund,  dated December
3, 2003, as  supplemented  to date, is available upon request.  Enclosed with this Proxy  Statement is the Annual Report of
Jennison  Growth Fund,  dated  September  30, 2003,  which is  incorporated  into this Proxy  Statement by  reference.  The
Prospectus and Statement of Additional  Information and  supplements  thereto for Jennison Growth Fund have been filed with the  Commission  and are  incorporated  into this Proxy  Statement by reference.  A Prospectus  and Statement of Additional
Information  for Large Cap Growth Fund,  both dated March 1, 2004,  and the Annual Report of Large Cap Growth Fund, for the
fiscal year ended October 31, 2003, have been filed with the Commission and are  incorporated  into this Proxy Statement by reference.  Copies of the documents  referred to above may be obtained without charge by contacting  Prudential Mutual Fund
Services LLC at Post Office Box 8098, Philadelphia, PA 19101, or by calling (800) 225-1852.

The  Securities  and Exchange  Commission  has not approved or  disapproved  Jennison  Growth  Fund's  shares,  nor has the
Commission  determined that this proxy statement and prospectus is complete or accurate.  It is a criminal offense to state otherwise.

                                  TABLE OF CONTENTS TO THE PROXY STATEMENT AND PROSPECTUS
Page
3       Voting Information
6       Vote Required
6       Approval of the Transaction
6       Synopsis
6       Investment Objectives and Policies
7       Investment Advisory Services
7       Expense Structures
8       Purchases, Redemptions, Exchanges and Distributions
8       Tax Considerations
8       Appraisal Rights
8       Potential Benefits from Transaction
8       The Proposed Transaction
9       Fund Operating Expenses
9       Shareholder Fees
10      Operating Expense Tables
11      Examples of the Effect of Fund Expenses
12      Pro Forma Capitalization
12      Forms of Organization
13      Form of Ownership
13      Extraordinary Transactions
13      Stockholder Meetings
15      Amendments to Charter/Declaration
16      Amendment of By-Laws
16      Number of Board Members
16      Removal of Board Members
16      Board Vacancies
16      Limitation on Liability of Directors and Officers
16      Indemnification of Directors, Officers, Employees and Agents
17      Indemnification of Stockholders
17      Derivative Actions
17      Redemption Fees
17      Termination and Dissolution
18      Performance
19      Performance Comparisons of the Funds
21      Investment Objectives and Policies
21      Investment Objectives
21      Principal Investment Strategies
22      Comparison of Other Policies of the Funds
22      Diversification
22      Borrowing, Issuing Senior Securities and Pledging Assets
23      Lending
23      Illiquid Securities
23      Temporary Defensive Investments
23      Derivative Strategies
23      Investment Restrictions
23      Comparison of Principal Risk Factors
25      Operations of Jennison Growth Fund Following the Transaction
25      Purchases, Redemptions, Exchanges and Distributions
25      Purchasing Shares
25      Redeeming Shares
26      Minimum Investment Requirements
26      Purchases and Redemptions of Large Cap Growth Fund
26      Exchanges of Fund Shares
26      Dividends and Other Distributions
26      The Proposed Transaction
26      Agreement and Plan of Reorganization
27      Reasons for the Transaction
28      Description of the Securities to be Issued
28      U.S. Federal Income Tax Considerations
30      Conclusion
30      Additional Information About Jennison Growth Fund
30      Miscellaneous
30      Legal Matters
30      Independent Accountants
30      Available Information
31      Notice To Banks, Broker-Dealers and Voting Directors and Their Nominees
31      Shareholder Proposals
31      Other Business
A-1     Attachment A: Form of Agreement and Plan of Reorganization.

Enclosures: Annual Report of Jennison Growth Fund for the fiscal year ended September 30, 2003.  Prospectus of Jennison
Growth Fund dated December 3, 2003.

                                            SPECIAL MEETING OF SHAREHOLDERS OF
                                     STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
                                        TO BE HELD ON JUNE 25, 2004 AT [11:00 A.M.]

                                                    100 MULBERRY STREET
                                             GATEWAY CENTER THREE, 14TH FLOOR
                                               NEWARK, NEW JERSEY 07102-4077

                                              PROXY STATEMENT AND PROSPECTUS

                                                    VOTING INFORMATION

         This Proxy  Statement and Prospectus  (Proxy  Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Directors  of  Strategic  Partners on behalf of Large Cap Growth Fund to be used at a  Special  Meeting  (the  Meeting)  of the  shareholders  of  Large  Cap  Growth  Fund,  to be held on June 25,  2004,  at
[11:00 a.m.] Eastern Standard Time at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102.

         The purpose of the Meeting is described in the  accompanying  Notice of Special Meeting of Shareholders  (Notice).
The solicitation is made primarily by the mailing of the Notice,  this Proxy Statement and the  accompanying  proxy card on or about May __, 2004.  Supplementary  solicitations  may be made by mail,  telephone,  facsimile,  electronic  means or by personal interview by representatives of Large Cap Growth Fund. In addition,  Georgeson Shareholder  Communications Inc., a proxy  solicitation  firm,  may be  retained  to  solicit  shareholders  on behalf of Large Cap Growth  Fund.  The costs of retaining  Georgeson  Shareholder  Communications Inc.  and the expenses in connection  with preparing this Proxy Statement and its enclosures will be borne by Prudential  Investments  LLC (PI), the investment  adviser of Large Cap Growth Fund and
Jennison Growth Fund.

         Even if you sign and return the  enclosed  proxy  card,  you may revoke your proxy at any time prior to its use by written  notification  received by Large Cap Growth Fund, by submitting a later-dated  proxy card that is received prior to the Meeting, or by attending the Meeting and voting in person.

         All proxy cards  solicited by the Board of Directors that are properly  completed and received by Large Cap Growth
Fund prior to the Meeting,  and that are not revoked,  will be voted at the Meeting.  Shares represented by proxies will be voted in accordance with the  instructions  you provide.  If no instruction is made on a properly  completed proxy card, it will be voted for the proposals.

         If a proxy that is properly signed and returned is accompanied by  instructions to withhold  authority to vote (an abstention)  or represents a broker  "non-vote"  (that is, a proxy from a broker or nominee  indicating  that they have not received  instructions  from the  beneficial  owner or other  person  entitled  to vote shares on this matter for which the broker or nominee  does not have  discretionary  power),  the shares  represented  thereby will be  considered  present for purposes of  determining  the  existence  of a quorum for the  transaction  of business.  Because  both  Proposal No. 1 and
Proposal No. 2 requires approval by a majority of the outstanding  voting securities (as defined by the Investment  Company
Act of 1940,  as  amended)  of Large Cap  Growth  Fund,  abstentions  and broker  non-votes  will have the effect of a vote against the proposals.

         Large Cap Growth Fund also may arrange to have votes  recorded by telephone.  If Large Cap Growth Fund takes votes by  telephone,  it will use  procedures  designed  to  authenticate  shareholders'  identities,  to allow  shareholders  to authorize the voting of their shares in accordance with their  instructions,  and to confirm that their  instructions  have been  properly  recorded.  Proxies  given by telephone  may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

         Shareholders  may also cast their vote via the  internet.  The internet  voting  procedures  have been designed to authenticate  shareholders'  identities,  to allow  shareholders to authorize the voting of their shares in accordance with their  instructions,  and to confirm that shareholders'  instructions have been recorded properly.  Shareholders voting via the internet should  understand that there may be costs  associated with electronic  access,  such as usage charges from an
Internet  access  provider  and  telephone  companies,  that must be borne by the  shareholder.  To vote via the  Internet, shareholders  should have their  proxy card  available  and go to the web site:  www.proxyvote.com  and enter the  12-digit control  number  appearing  on the proxy card.  Shareholders  should then  follow the  instructions  found on the web site.
Proxies  given by internet may be revoked at any time before they are voted in the same manner that  proxies  voted by mail may be revoked.

         If a quorum is not  present at the  Meeting,  or if a quorum is present at the  Meeting  but  sufficient  votes to approve the proposals are not received,  or if other matters arise requiring  shareholder  attention,  the persons named as proxy  agents may  propose one or more  adjournments  of the Meeting to permit the  further  solicitation  of proxies.  The presence  in person or by proxy of  shareholders  entitled  to cast a  majority  of all the  votes  entitled  to be cast at the meeting for Large Cap Growth Fund  constitutes a quorum for Large Cap Growth Fund. An  adjournment  of the Meeting will require  the  affirmative  vote of a  majority  of shares of Large Cap  Growth  Fund  present  in person at the  Meeting or represented  by proxy.  When  voting on a  proposed  adjournment,  the  persons  named as proxy  agents  will vote in their discretion  on the  proposed  adjournment  all shares  that they are  entitled to vote with  respect to a proposal,  unless directed to vote against the  proposal,  in which case such shares will be voted against the proposed  adjournment.  Shares represented  by  abstentions  or  broker  "non-votes"  will be voted in  their  discretion  on a  proposed  adjournment.  A shareholder vote may be taken on a proposal  described in this Proxy Statement or on any other business properly  presented at the Meeting prior to adjournment if sufficient votes have been received.

         Shareholders  of record at the close of business on April 23, 2004 (the Record Date) of Large Cap Growth Fund will be entitled to vote at the Meeting.  Each such  shareholder will be entitled to one vote for each share of Large Cap Growth
Fund held on that date (fractional  shares will be entitled to a proportionate  fractional vote). On the Record Date, there were  __________ shares  issued and outstanding,  including _______ Class A shares, _______ Class B shares, _______ Class C shares, _______ Class L shares, _______ Class M shares and ________ Class X shares of Large Cap Growth Fund.

The following shareholders held 5% or more of any class of shares of Large Cap Growth Fund on _________, 2004:

         Name                    Address                   Class                    Shares/%

The following shareholders held 5% or more of any class of shares of Jennison Growth Fund on ___________, 2004:

                    Name                                    Address                 Class     Shares/%

         As of _________,  2004, the Directors and officers of Large Cap Growth Fund and Jennison Growth Fund owned, in the aggregate, less than 1% of each class of each Fund's total outstanding shares.

Vote Required

         Approval of both Proposal No. 1 and Proposal No. 2 requires the affirmative  vote of a majority of the outstanding voting  securities  of Large Cap Growth  Fund.  Shares of all  classes of Large Cap Growth  Fund vote  together as a single class on each proposal.

                                                      PROPOSAL NO. 1

                                        APPROVAL OF THE REORGANIZATION -- SYNOPSIS

         The  following  is a summary of  information  contained  elsewhere  in this Proxy  Statement,  the  Reorganization
Agreement  (the  form of which is  attached  as  Attachment  A),  and in the  Prospectuses  and  Statements  of  Additional
Information,  as supplemented to date, of Large Cap Growth Fund and Jennison Growth Fund, which are incorporated  into this
Proxy Statement by this reference,  and is qualified in its entirety by reference to these documents.  Shareholders  should read this Proxy Statement and the Prospectuses and Statements of Additional  Information,  as supplemented to date, of both
Funds for more complete information.

         Under the  Reorganization  Agreement,  Large Cap Growth  Fund will  transfer  all of its assets to, and all of its liabilities  will be assumed by,  Jennison Growth Fund, a larger mutual fund also managed by PI and subadvised by Jennison, in exchange  for shares of Jennison  Growth Fund.  The  outstanding  shares of Large Cap Growth Fund will be cancelled  and current shareholders of Large Cap Growth Fund will become shareholders of Jennison Growth Fund.

Investment Objectives and Policies

         Large Cap Growth Fund and Jennison  Growth Fund have similar  investment  objectives and policies.  The investment objective of Jennison Growth Fund is long-term growth of capital.  The investment  objective of Large Cap Growth Fund is to seek maximum growth of investors' capital from a portfolio primarily of growth stocks of larger companies.

         To pursue  its  objective,  Large Cap  Growth  Fund  normally  invests  at least 80% of the value of its assets in securities  issued by large  capitalization  companies.  Large Cap Growth Fund  normally  invests  primarily  in the equity securities of large-sized  companies  included in the Russell  1000(R) Growth Index.  The Russell 1000(R) Growth Index is a
market  capitalization  index that measures the  performance  of large,  established  companies  with above average  growth prospects.  As of December 31, 2003,  the average  market  capitalization  of the companies in the Russell  1000(R)  Growth
Index was  approximately  $13.47 billion and the median market  capitalization  was approximately  $3.97 billion.  Jennison
Growth  Fund  seeks to  achieve  its  investment  objective  by  normally  investing  at least 65% of its  total  assets in equity-related  securities  of companies  that exceed $1 billion in market  capitalization  and that the Fund believes have above-average growth prospects.  These companies are generally considered medium- to large-capitalization companies.

         Equity-related  securities  in which the Large Cap Growth  Fund  invests  include  common  stocks  and  securities convertible  into or exchangeable  for common stocks,  including  warrants and rights.  Equity-related  securities in which the Jennison Growth Fund primarily invests are common stocks,  nonconvertible  preferred stocks and convertible securities, including  bonds,  corporate  notes and preferred  stocks.  Jennison  Growth Fund may also invest,  to a lesser extent,  in other  equity-related  securities  such as warrants and rights.  Large Cap Growth Fund may also invest to a limited  degree in  preferred  stocks and debt  securities  when they are believed by the  subadviser  to offer  opportunities  for capital growth.

         Both Funds may also invest in American  Depositary  Receipts  (ADRs).  Jennison Growth Fund will invest only up to
20% of its total assets in foreign  equity  securities,  whereas  Large Cap Growth Fund may invest up to 100% of its assets in  securities  of foreign  issuers under  certain  circumstances.  Both Funds may also make similar use of derivative  and hedging strategies.

         After the  transaction  is  completed  it is expected  that the  combined  fund will be managed  according  to the investment objective and policies of Jennison Growth Fund.

         Jennison  Growth  Fund is  managed  by  Prudential  Investments  LLC  (previously  defined  as PI).  PI  serves as co-manager  of Large Cap Growth  Fund with  American  Skandia  Investment  Services,  Inc.  (ASISI).  The  address of PI is
Gateway  Center Three,  100 Mulberry  Street,  14th Floor,  Newark,  New Jersey  07102-4077.  As of ___, 2004, PI served as manager to all of the  JennisonDryden  and Strategic  Partners Mutual Funds,  and as manager or administrator to closed-end investment  companies,  with  aggregate  assets of  approximately  $___ billion.  PI and its  predecessors  have  served as manager or  administrator  to  investment  companies  since 1987.  The address of ASISI is One  Corporate  Drive,  Shelton,
Connecticut  06484.  Until  May 1,  2003  when PI  became  co-manager  of  Strategic  Partners,  ASISI  served  as the sole investment  manager to  Strategic  Partners  since it  commenced  operations  and has served  since 1992 as the  investment manager to American  Skandia Trust ("AST").  As of December 31, 2003,  Strategic  Partners with AST had aggregate assets of
$26 billion.  PI also serves as co-manager to AST.  Jennison  Associates LLC,  located at 466 Lexington  Avenue,  New York,
New York 10017,  serves as  subadvisor  to the Large Cap Growth Fund.  Jennison has served as an  investment  advisor since
1969 and has advised  investment  companies since 1990. As of December 31, 2003,  Jennison had approximately $59 billion in assets under management.

         Large  Cap  Growth  Fund  typically  distributes  substantially  all of its net  realized  capital  gains  and net investment income at least once a year.  Jennison Growth Fund typically  distributes  substantially all of its net realized capital gains annually, and distributes all of its net investment income twice a year.

Investment Advisory Services

         Under  separate  management  agreements  with each Fund, PI currently  provides  investment  advisory  services to
Jennison Growth Fund and PI and ASISI currently  provide  investment  advisory services to Large Cap Growth Fund. Each Fund has the same  subadviser,  Jennison  Associates LLC  (previously  defined as Jennison).  Spiros "Sig" Segalas,  Kathleen A.
McCarragher  and  Michael A. Del Balso  serve as the  co-portfolio  managers  for both  Jennison  Growth Fund and Large Cap
Growth Fund. For more  information  about Jennison or the portfolio  managers,  see the Prospectus of the respective  Fund.
The other service providers to the Funds are not expected to change as a result of the proposed transaction.

Expense Structures

         Large Cap Growth Fund pays a monthly  management fee to ASISI for its services as  co-manager.  Under the terms of the  management  agreement  with Large Cap Growth Fund, PI receives no management  fee for its  co-management  of Large Cap
Growth Fund.  ASISI,  in turn,  pays out of its  management fee from Large Cap Growth Fund a fee to Large Cap Growth Fund's subadviser  (Jennison)  for  providing  investment  advisory  services  to the Fund.  Jennison  Growth  Fund pays a monthly management  fee to PI. PI, in turn,  pays out of its  management  fee from  Jennison  Growth Fund a fee to Jennison  Growth
Fund's subadviser  (Jennison) for providing  investment  advisory services to the Fund. Large Cap Growth Fund has agreed to pay ASISI a management  fee at an annual rate of .90% of average daily net assets.  Jennison  Growth Fund has agreed to pay a management fee to PI at an annual rate of .60% of the Fund's  average net assets up to $300 million,  .575% of the Fund's average  net assets of the next $4.7  billion and .55% of the Fund's  average  net assets  over $5 billion.  For the fiscal year ended September 30, 2003, the Jennison  Growth Fund paid PI management fees equal to an effective  annual rate of .58%
of the Fund's  average daily net assets.  The  management  fee rate for Jennison  Growth Fund is not expected to change for the fiscal year ending September 30, 2004.

         If the transaction is approved,  shareholders of Large Cap Growth Fund are expected to realize a reduction in both the net annual  operating  expenses and gross  annual  operating  expenses  (that is,  without any  waivers)  paid on their investment.

Purchases, Redemptions and Exchanges

         Each Fund  currently  has the similar  policies  with respect to  purchasing  shares and  redeeming or  exchanging shares,  although Class L, Class M and Class X shares of Large Cap Growth Fund are no longer  available for direct purchase and are only  available  for  exchange  with other Class L, Class M and Class X shares,  respectively  offered by Strategic
Partners.  For more information regarding the Funds' policies,  see "Purchases,  Redemptions,  Exchanges and Distributions"
below.

Tax Considerations

         For  federal  income  tax  purposes,  in the  opinion  of  counsel,  no  gain or loss  will be  recognized  by the shareholders  of Large Cap Growth  Fund as a result of the  transaction.  For a more  detailed  discussion  of the  federal income tax consequences, see "U.S. Federal Income Tax Considerations" below.

Appraisal Rights

         Shareholders  of Large Cap Growth Fund do not have  appraisal  rights under  Maryland law in  connection  with the transaction.

         Shareholders  of Large Cap Growth Fund may,  however,  redeem their shares at net asset value prior to the date of the proposed transaction.

Potential Benefits from the Transaction

         Overall,  the  proposed  transaction  would  provide  shareholders  of Large Cap  Growth  Fund with the  following potential benefits:

the opportunity to participate in a larger fund;

investment in a fund with an investment  objective and policies similar to the investment  objectives and policies of Large
Cap Growth Fund; and

net and gross annual  operating  expenses for the shares of Jennison  Growth Fund that will be received by Large Cap Growth
Fund  shareholders  are  expected  to be  substantially  lower than for the Class A, Class B, Class C, Class L, Class M and
Class X shares of Large Cap Growth Fund held by Large Cap Growth Fund shareholders prior to the transaction.

The Board of Directors of Strategic  Partners  believes that the transaction will benefit  shareholders of Large Cap Growth
Fund, and recommends that  shareholders  vote in favor of the transaction.  The Board of Prudential  Investment  Portfolios
has also approved the proposed transaction.

                                                 THE PROPOSED TRANSACTION

         Shareholders  of Large Cap Growth Fund will be asked at the  Meeting to vote upon and  approve the  Reorganization
Agreement  under  which  Large Cap Growth  Fund will  transfer  all of its assets  to, and all of its  liabilities  will be assumed by, Jennison  Growth Fund,  whereupon  Jennison  Growth Fund will be the surviving  mutual fund. If the transaction is  approved,  each whole and  fractional  share of Class A and Class L of Large Cap Growth  Fund  shall be  exchanged  for whole and fractional  shares of equal net asset value of Class A of Jennison Growth Fund;  each whole and fractional  share of Class B, Class M and Class X shall be exchanged for whole and  fractional  shares of equal net asset value of Class B of
Jennison  Growth  Fund;  and each whole and  fractional  share of Class C of Large Cap Growth Fund shall be  exchanged  for whole and fractional  shares of equal net asset value of Class C of Jennison Growth Fund, as soon as practicable  following the Meeting,  and  outstanding  shares of Large Cap Growth Fund will be  cancelled,  on or about the Effective  Time.  Only shareholders  of Large Cap Growth Fund will vote on the  transaction.  No vote by  shareholders  of Jennison Growth Fund is required.

         The  Reorganization  Agreement  provides  that it is a  condition  to  both  Funds'  obligation  to  complete  the transaction  that the Funds will have received an opinion of counsel to the effect that the transaction  will not result in any taxable gain or loss for U.S.  federal  income tax purposes to Large Cap Growth Fund or Jennison  Growth Fund or to the
shareholders of any of the Funds.

Fund Operating Expenses

         Each Fund pays a management fee to PI or ASISI, as applicable,  for managing its investments and business  affairs which is  calculated  and paid PI or ASISI,  as  applicable,  every month.  Large Cap Growth Fund pays a management  fee to
ASISI at an annual rate of 0.90% of its average daily net assets.  Jennison  Growth Fund pays a management  fee to PI at an annual rate of .60% of the Fund's  average  net assets up to $300  million,  .575% of the Fund's  average net assets of the next $4.7  billion  and .55% of the Fund's  average net assets over $5  billion.  For the fiscal year ended  September  30,
2003,  the Jennison  Growth Fund paid PI management  fees equal to an effective  annual rate of .58% of the Fund's  average daily net assets.

         In addition to the management  fee, each Fund incurs other  expenses for services such as maintaining  shareholder records  and  furnishing  shareholder  statements  and  financial  reports.  For the fiscal year ended  October  31,  2003,
Jennison Growth Fund's annualized total operating expense ratios for Class A shares was 1.22% (before  contractual  waivers and  reimbursements  applicable  at the time),  for Class B shares was 1.92%,  and for Class C shares was 1.92%.  Large Cap
Growth Fund's  annualized total operating expense ratios after contractual  waivers and  reimbursements  for Class A shares was 1.47%,  for Class B shares was 2.17%,  for Class C shares was 2.17%,  and for Class X shares was 2.17%.  For the fiscal year ended October 31, 2003,  Class L and Class M were not in existence.  However,  if such finds were in existence at that time, the expense ratios would have been 1.67% for Class L shares and 2.17% for Class M shares.

         If shareholders of Large Cap Growth Fund approve the  transaction,  Jennison Growth Fund's expense  structure will apply.  Assuming  continuation of Jennison Growth Fund's current expenses,  this expense structure would decrease the total operating  expenses  currently  incurred by  shareholders of each class of shares of Large Cap Growth Fund. If the proposed transaction is not approved,  Large Cap Growth Fund will continue with its current fee and expense  structure,  except that there is no assurance  that ASISI's  agreement to limit Large Cap Growth  Fund's  operating  expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary  expenses, to 1.17% of the Fund's average net assets will  continue  past March 1, 2005.  For more  information  about  each  Fund's  current  fees and  expenses,  refer to the applicable Prospectus.  See "Operating Expense Tables" below for estimates of expenses if the transaction is approved.

Shareholder Fees

         The  following  table shows the  shareholder  fees that are imposed on new purchases or  redemptions  of shares of
Large Cap Growth Fund.

Large Cap Growth Fund Shareholder Fees

  Shareholder Fees (paid directly from your     CLASS       CLASS       CLASS             LASS M*
               investment)(1)                     A            B           C     CLASS L*C        CLASS X*

Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                          5.50%        None        None      N/A      N/A     N/A

Maximum deferred sales charge (load) imposed
on sales (as a percentage of the lower of
original purchase price or sale proceeds)       1%(1)       5%(2)       1%(2)     1%(1)    6%(2)   6%(2)

Redemption Fee                                 None(3)     None(3)     None(3)   None(3)  None(3) None(3)

Exchange Fee                                     None        None        None      None    None     None

Total maximum sales charge                      5.50%         5%          1%       None     6%       6%

* Class L, Class M, and Class X Shares are no longer generally available for purchase.

1 Investors  who purchase $1 million or more of Class A  shares are not subject to an initial  sales  charge and  investors who  purchased  $1  million  or more of Class A and Class L shares who were not  subject  to an  initial  sales  charge are subject to a contingent deferred sales charge (CDSC) of 1% for shares redeemed within 12 months of purchase.
2 If you  purchase  Class B shares,  you do not pay an initial  sales  charge but you may pay a CDSC if you redeem  some or all of your shares  before the end of the sixth year after which you  purchased  such  shares.  The CDSC is 5%, 4%, 3%, 2%,
1% and 1% for  redemptions  of Class B shares  occurring  in years one through six,  respectively.  If you own Class M or X shares,  you  may pay a CDSC if you  redeem  some or all of your  shares  before  the end of the  seventh  (in the  case of
Class M shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%,
5%, 4%, 3%, 2%, 2% and 1% for  redemptions  of Class M shares  occurring  in years one  through  seven,  respectively.  The
CDSC is 6%, 5%,  4%,  4%,  3%,  2%, 2% and 1% for  redemptions  of Class X shares  occurring  in years one  through  eight, respectively.  No CDSC is  charged  after  these  periods.  If you  purchase  Class C  shares,  you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase.

3. A $10 fee may be imposed for wire transfers of redemption proceeds.

         The  following  table shows the  shareholder  fees that are imposed on new purchases or  redemptions  of shares of
Jennison Growth Fund.  These fees will not be imposed on new shares of Jennison  Growth Fund that are acquired  pursuant to the transaction.

Jennison Growth Fund Shareholder Fees

    Shareholder Fees (paid directly from your investment)(1)       CLASS A       CLASS B        CLASS C

Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                       5.50%          None          None

Maximum deferred sales charge (load) imposed on sales (as a
percentage of the lower of original purchase price or sale
proceeds)                                                         1.00%(2)       5.00%(3)      1.00%(4)

Total maximum sales charge                                          5.50%         5.00%          1.00%

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.  .
2 Investors  who purchase $1 million or more of Class A  shares are not subject to an initial  sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% for shares redeemed within 12 months of purchase.
3 The CDSC for Class B  shares  decreases  by 1%  annually  to 1% in the fifth and sixth years and 0% in the seventh  year.
Class B shares convert to Class A shares approximately seven years after purchase.
4 The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase.

         The following table shows the pro forma  shareholder fees that will be imposed on new purchases and redemptions of shares of  Jennison  Growth  Fund if the  reorganization  transaction  is  approved.  These fees will not be imposed on new shares of Jennison Growth Fund that are acquired pursuant to the transaction.

Pro Forma Jennison Growth Fund Shareholder Fees

    Shareholder Fees (paid directly from your investment)(1)       CLASS A       CLASS B        CLASS C

Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                       5.50%          None          None

Maximum deferred sales charge (load) imposed on sales (as a
percentage of the lower of original purchase price or sale
proceeds) *                                                       1.00%(2)       5.00%(3)      1.00%(4)

Total maximum sales charge                                          5.50%         5.00%          1.00%

1 Your broker may charge you a separate or additional fee for purchases and sales of shares.  .
2 Investors  who purchase $1 million or more of Class A  shares are not subject to an initial  sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% for shares redeemed within 12 months of purchase.
3 The CDSC for Class B  shares  decreases  by 1%  annually  to 1% in the fifth and sixth years and 0% in the seventh  year.
Class B shares convert to Class A shares approximately seven years after purchase.
4 The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase.

Operating Expense Tables

         The following  tables show the operating  fees and expenses of Class A,  Class B,  Class C,  Class L, Class M, and
Class X shares of Large Cap Growth Fund and Class A, Class B, and Class C shares of  Jennison  Growth  Fund,  and pro forma fees for the combined fund after giving effect to the  transaction  (the "Combined  Jennison  Growth Fund").  The pro forma fees shown in the  following  tables  assume that  shareholders  of Large Cap Growth Fund  approve  the  transaction.  Fund operating  expenses are paid out of each Fund's  assets.  Expenses  are factored  into each Fund's share price or dividends and are not charged  directly to  shareholder  accounts.  The following  figures are based on historical  expenses of Large
Cap Growth Fund as of October 31, 2003, and Jennison Growth Fund as of September 30, 2003.

Class A and Class L Shares

                                 arge Cap Growth Fund                         Jennison       Pro Forma
                                   Class A Shares    Large Cap Growth Fund     Growth         Combined
                                                         Class L Shares         Fund      Jennison Growth
                                                                            lass A Shares       Fund
                                L                                          C               Class A Shares

Management Fees                         .90%                  .90%              .58%            .58%

+ Distribution and service
(12b-1) fees                            .30%                  .50%              .30%            .30%

+ Other expenses                       12.78%                12.78%             .34%            .34%

= Annual operating expenses            13.98%                14.18%             1.22%          1.22%

- Fee waiver or expense
reimbursement                         12.51%(2)            12.51%(2)           None(1)        None(1)

= Net annual operating expenses         1.47%                1.67%              1.22%          1.22%

1 For the fiscal year ending  September 30, 2004,  PIMS has  contractually  agreed to reduce its  distribution  and service
(12b-1) fees for Class A shares to .25 of 1% of the average daily net assets of the Class A shares.

2 ASISI has agreed to limit the net annual  operating  expenses of Large Cap Growth Fund until March 1, 2005  (exclusive of distribution  and service  (12b-1) fees) so that each class of shares of Large Cap Growth Fund does not exceed 1.17% of the
Fund's  average daily net assets.  There is no assurance  ASISI will  continue to reimburse  and/or waive fees for the Fund after March 1, 2005.

Class B, Class M and Class X Shares

                                  Large Cap                    Large Cap                     Pro Forma
                                 Growth Fund                  Growth Fund     Jennison        Combined
                                 lass B Shares                lass X Shares    Growth      ennison Growth
                                                 Large Cap                      Fund      J     Fund
                                                Growth Fund                    Class B        Class B
                                C             Class M Shares C                 Shares          Shares

Management Fees                      .90%          .90%           .90%          .58%            .58%

+ Distribution and service
(12b-1) fees                        1.00%          1.00%         1.00%          1.00%          1.00%

+ Other expenses                    11.68%        11.68%         9.72%          .34%            .34%

= Annual operating expenses         13.58%        13.58%         11.62%         1.92%          1.92%

- Fee waiver or expense
reimbursement                     11.41%(1)      11.41%(1)      9.45%(1)        None            None

= Net annual operating expenses     2.17%          2.17%         2.17%          1.92%          1.92%

1 ASISI has agreed to limit the net annual  operating  expenses of Large Cap Growth Fund until March 1, 2005  (exclusive of distribution  and service  (12b-1) fees) so that each class of shares of Large Cap Growth Fund does not exceed 1.17% of the
Fund's  average daily net assets.  There is no assurance  ASISI will  continue to reimburse  and/or waive fees for the fund after March 1, 2005.

Class C Shares

                                                                                          Pro Forma
                                                                                          Combined
                                      Large Cap Growth Fund   Jennison Growth Fund  Jennison Growth Fund
                                         Class C Shares          Class C Shares        Class C Shares

Management Fees                               .90%                    .58%                  .58%

+ Distribution and service (12b-1)
fees                                          1.00%                  1.00%                  1.00%

+ Other expenses                             13.09%                   .34%                  .34%

= Annual operating expenses                  14.99%                  1.92%                  1.92%

- Fee waiver or expense
reimbursement                               12.82%(1)                 None                  None

= Net annual operating expenses               2.17%                  1.92%                  1.92%

1 ASISI has agreed to limit the net annual  operating  expenses of Large Cap Growth Fund until March 1, 2005  (exclusive of distribution  and service  (12b-1) fees) so that each class of shares of Large Cap Growth Fund does not exceed 1.17% of the
Fund's  average daily net assets.  There is no assurance  ASISI will  continue to reimburse  and/or waive fees for the fund after March 1, 2005.

Examples of the Effect of Fund Expenses

         The following table illustrates the expenses on a hypothetical  $10,000  investment in each Fund under the current and pro forma  (combined  fund)  expenses  calculated at the rates stated above for the first year,  and  thereafter  using gross  expenses  with no fee waivers or expense  reimbursements,  assuming a 5% annual  return,  and assuming that you sell your shares at the end of each period.

Class A and Class L Shares

                                                  One Year      Three Year      Five Year      Ten Year

Large Cap Growth Fund (Class A)                    $1,812         $4,006          $5,823        $9,117

Large Cap Growth Fund (Class L)                    $1,850         $4,060          $5,883        $9,162

Jennison Growth Fund (Class A)                      $667           $916           $1,183        $1,946

Combined Fund (Class A)                             $667           $916           $1,183        $1,946

Class B, Class M, and Class X Shares*

                                                  One Year      Three Year      Five Year      Ten Year

Large Cap Growth Fund (Class B)                    $1,800         $3,874          $5,575        $9,015

Large Cap Growth Fund (Class M)                    $1,900         $3,974          $5,675        $9,002

Large Cap Growth Fund (Class X)                    $1,752         $3,631          $5,345        $8,626

Jennison Growth Fund (Class B)                      $695           $903           $1,137        $1,976

Combined Fund (Class B)                             $695           $903           $1,137        $1,976

Class B, Class M, and Class X Shares (assuming no redemption)*

                                                  One Year      Three Year      Five Year      Ten Year

Large Cap Growth Fund (Class B)                    $1,300         $3,574          $5,475        $9,015

Large Cap Growth Fund (Class M)                    $1,300         $3,574          $5,475        $9,002

Large Cap Growth Fund (Class X)                    $1,152         $3,231          $5,045        $8,626

Jennison Growth Fund (Class B)                      $195           $603           $1,037        $1,976

Combined Fund (Class B)                             $195           $603           $1,037        $1,976

*Class B shares of both Funds convert to Class A shares after  approximately  seven years,  Class X shares of the Large Cap
Growth Fund  automatically  convert to Class A  shares in ten years  (eight years in the case of Class X  shares  purchased prior to August 19,  1998).  This table  assumes  that after the  conversion,  Class A  shares are held  instead of Class B shares or Class  X shares until the end of the period.

Class C Shares

                                                  One Year      Three Year      Five Year      Ten Year

Large Cap Growth Fund (Class C)                    $1,524         $3,860          $5,833        $9,279

Jennison Growth Fund (Class C)                      $295           $603           $1,037        $2,243

Combined Fund (Class C)                             $295           $603           $1,037        $2,243

Class C Shares (assuming no redemption)

                                                  One Year      Three Year      Five Year      Ten Year

Large Cap Growth Fund (Class C)                    $1,424         $3,860          $5,833        $9,279

Jennison Growth Fund (Class C)                      $195           $603           $1,037        $2,243

Combined Fund (Class C)                             $195           $603           $1,037        $2,243

         These examples assume that all dividends and other  distributions  are reinvested and that the percentage  amounts listed under "Total annual  operating  expenses" remain the same in the years shown.  These examples  illustrate the effect of expenses,  but are not meant to suggest actual or expected  expenses,  which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of either Fund.

Pro Forma Capitalization

         The following  table shows the  capitalization  of Large Cap Growth Fund and Jennison  Growth Fund as of April 15,
2004 and the pro forma Combined Jennison Growth Fund capitalization as if the transaction had occurred on that date.

                                                                                          Pro Forma
                                                                                          Combined
                                       Large Cap Growth         Jennison Growth        Jennison Growth
                                             Fund                   Fund *                 Fund **

Net Assets

Class A                                     $34,905            $1,289,110,226          $1,289,635,039

Class B                                          99               567,489,752             569,200,545

Class C                                     454,158               109,955,171             110,409,329

Class L                                     489,908                       N/A                     N/A

Class M                                   1,329,152                       N/A                     N/A

Class X                                     381,542                       N/A                     N/A

Class Z                                         N/A             1,464,675,094           1,464,675,094

Net Asset Value Per Share

Class A                                        9.15                     13.22                   13.22

Class B                                        9.03                     12.31                   12.31

Class C                                        9.04                     12.31                   12.31

Class L                                        9.15                       N/A                     N/A

Class M                                        9.03                       N/A                     N/A

Class X                                        9.01                       N/A                     N/A

Class Z                                         N/A                     13.53                   13.53

Shares Outstanding

Class A                                       3,815                97,486,376              97,526,074

Class B                                          11                46,112,179              46,251,155

Class C                                      50,225                 8,934,481               8,971,374

Class L                                      53,560                       N/A                     N/A

Class M                                     147,273                       N/A                     N/A

Class X                                      42,324                       N/A                     N/A

Class Z                                         N/A               108,257,302             108,257,302

*Jennison Growth Fund does not offer Class L, Class M, or Class X shares.

**The Pro Forma  Combined  Jennison  Growth  Fund will not  offer  Class L,  Class M, or Class X shares.  Class L shares of
Large Cap Growth Fund will be  exchanged  for Class A shares of Jennison  Growth  Fund.  Class M Shares of Large Cap Growth
Fund  will be  exchanged  for Class B shares of  Jennison  Growth  Fund.  Class X Shares of Large Cap  Growth  Fund will be exchanged for Class B Shares of Jennison Growth Fund.

Forms of Organization

         Large Cap Growth Fund, a diversified fund, is a series of Strategic  Partners,  which is registered as an open-end management  investment company,  and is organized as a Maryland  corporation.  Jennison Growth Fund, a diversified fund, is a series of Prudential  Investment  Portfolios,  which is registered as an open-end  management  investment  company and is organized  as a Maryland  corporation.  Prudential  Investment  Portfolios  also offers five other  series:  Dryden  Active
Allocation Fund, Jennison Equity Opportunity Fund,  JennisonDryden  Conservative  Allocation Fund,  JennisonDryden Moderate
Allocation  Fund and  JennisonDryden  Growth  Allocation  Fund. For matters  requiring the approval of all  shareholders of
Prudential Investment  Portfolios,  the shareholders of the other series of Prudential Investment Portfolios participate in such voting together with the shareholders of Jennison Growth Fund.

         Both Prudential  Investment  Portfolios and Strategic  Partners operate pursuant to Articles of Incorporation  and
By-Laws.  Both  Prudential  Investment  Portfolios  and  Strategic  Partners are  governed by a Board of Directors  (each a
"Board" and sometimes separately referred to as "Directors").  Due to each Fund's incorporation in Maryland,  the governing documents of Prudential Investment Portfolios and Strategic Partners confer similar rights on shareholders.

Performance

         The  following  tables  compare the annual  returns for the periods set forth below for each Fund.  The bar charts show each Fund's  performance for each full calendar year for the last 10 calendar years (or since inception,  if less than
10  calendar  years).  The bar  charts and tables  below  demonstrate  the risk of  investing  in each Fund by showing  how returns can change from year to year and by showing how each Fund's  average  annual total  return for 1 year, 5 years,  10 years and since inception  compared with a stock index and a group of similar mutual funds.  Past  performance,  before and after taxes, is not an indication that a Fund will achieve similar results in the future.

Large Cap Growth Fund

Annual Returns(*) (Class A shares)

** GRAPHIC **

* This annual  return does not include  sales  charges.  If the sales  charges were  included,  the annual  return would be lower than that shown.  Without the  distribution  and service  (12b-1)  fee waiver and overall  expense  limitations,  the annual  return  would have been lower,  too.  The total return of the Fund's  Class A  shares from 1-1-04 to [3-31-04]  was
1.00%

Jennison Growth Fund

Annual Returns(1) (Class A Shares)

** GRAPHIC **

1 These annual  returns do not include sales  charges.  If sales charges were  included,  the annual returns would be lower than those shown.  The total annual return of the Class A shares from 1-1-04 to [3-31-04] was 1.07%

Performance Comparisons of the Funds

         The following  tables compare each Fund's average  annual total  returns,  on a before-tax and after-tax  basis as indicated,  for the periods set forth below.  Average  annual total  returns  include the deduction of sales  charges,  are based on past results and are not an indication of future performance.

Large Cap Growth Fund

Average Annual Returns(1) (as of 12-31-03)

                                                                     1 YR            SINCE INCEPTION

Class A shares*                                                      N/A           N/A (since 4-__-04)

Class B shares*                                                      N/A           N/A (since 4-__-04)

Class C shares                                                      24.68%         0.00% (since 5-1-02)

Class M shares*                                                     19.80%        -2.16% (since 5-1-02)

Class X shares                                                      22.12%        -1.08% (since 5-1-02)

Class L Shares*

Return Before Taxes                                                 19.31%        -2.40% (since 5-1-02)

Return After Taxes on Distributions(2)                              17.00%        -3.54% (since 5-1-02)

Return After Taxes on Distributions and Sale of Portfolio
Shares  (2)                                                         14.98%        -2.17% (since 5-1-02)

Index (reflects no deduction for fees, expenses or taxes)

Standard & Poor's 500 Index(3)                                      28.67%           3.80%(since __)

* On April 12,  2004,  Class  A shares of Large Cap Growth Fund were  re-designated  as Class L shares,  and Class B shares of Large Cap Growth Fund were  re-designated  as Class M shares.  New series of Class A shares and Class  B shares of Large
Cap Growth Fund were initiated as of that date.

1 The Fund's returns are after deduction of sales charges and expenses.  Without the  distribution  and service (12b-1) fee waiver for Class A shares and overall expense limitations, the returns would have been lower.

2 After-tax  returns are calculated using the historical  highest  individual  federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual  after-tax  returns  depend on an  investor's  tax  situation  and may differ from those  shown.  After-tax  returns  shown are not  relevant  to  investors  who hold their Fund  shares  through tax-deferred  arrangements,  such as 401(k) plans or individual  retirement accounts.  After-tax returns are shown only for
Class L  shares.  After-tax  returns  for other  classes  will vary due to  differing  sales  charges  and  expenses.  Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3. The S&P 500 Index - an  unmanaged  index of 500 stocks of large U.S.  public  companies - gives a broad look at how U.S.
stock  prices  have  performed.  These  returns do not  include the effect of any sales  charges or  operating  expenses or taxes.  These returns would be lower if they included the effect of sales charges and operating expenses and taxes.

Jennison Growth Fund

Average Annual Returns(1) (as of 12-31-03)

Return Before Taxes                                          1 YR       5 YRS       SINCE INCEPTION

Class A shares                                              22.68%     -4.41%     6.30%(since 11-2-95)

Class C shares                                              27.89%     -4.04%    6.25% (since 11-2-95)

Class Z shares                                              30.12%     -3.08%    7.30% (since 4-15-96)

Class B Shares

Return Before Taxes                                         23.89%     -4.20%    6.25% (since 11-2-95)

Return After Taxes on Distributions(2)                      23.89%     -4.83%    5.50% (since 11-2-95)

Return After Taxes on Distributions and Sales of Series
Shares(2)                                                   15.53%     -3.07%    5.34% (since 11-2-95)

Index (reflects no deduction for fees, expenses or taxes)

Standard & Poor's 500 Index(3)                              28.67%     -0.57%             ** 3

Russell 1000 Growth Index(4)                                29.75%     -5.11%             ** 4

Lipper Average(5)                                          __27.00%   __-3.87%            ** 5

1 The Fund's returns are after deduction of sales charges and expenses.  Without the distribution and service (12b-1) fee waiver for Class A shares the returns would have been lower.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown only for
Class B shares.  After-tax returns for other classes will vary due to differing sales charges and expenses.  Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3. The S&P 500 Index - an unmanaged index of 500 stocks of large U.S. public companies - gives a broad look at how U.S.
stock prices have performed.  These returns do not include the effect of any sales charges or operating expenses or taxes.  These returns would be lower if they included the effect of sales charges and operating expenses and taxes.  S&P
500 Index returns since the inception of each class are 10.01% for Class A, Class B and Class C shares and 11.25% for
Class Z shares.  Source: Lipper Inc.

4.  The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  Again, these returns would be lower if they included the effect of sales charges and operating expenses and taxes.  Russell 1000
Growth Index returns since the inception of each class are 7.40% for Class A, Class B and Class C shares and 8.99% for
Class Z shares.  Source: Lipper Inc.

5 The Lipper Average is based on the average return of all mutual funds in the Large Cap Growth Funds category and does not include the effect of any sales charges or operating expenses or taxes.  Again, these returns would be lower if they included the effect of sales charges and operating expenses and taxes. Lipper Average returns since the inception of each class are 6.18% for Class A, Class B and Class C shares and 8.07% for Class Z shares.  Source: Lipper Inc.

                                            INVESTMENT OBJECTIVES AND POLICIES

         If the transaction is approved,  the  shareholders  of Large Cap Growth Fund will become  shareholders of Jennison
Growth Fund.  The following information compares the investment objectives and policies of the Funds.

Investment Objectives

         Large Cap Growth Fund's  investment  objective is to seek maximum  growth of  investors'  capital from a portfolio primarily of growth  stocks of larger  companies.  Jennison  Growth  Fund's  investment  objective  is long-term  growth of capital.  The investment  objective of Jennison Growth Fund is a fundamental  policy.  This means that the objective cannot be changed  without the approval of  shareholders  of Jennison  Growth Fund. The  investment  objective of Large Cap Growth
Fund is not a  fundamental  policy,  and may be changed by its  Directors  without  shareholder  approval.  There can be no assurance  that  Large Cap  Growth  Fund or  Jennison  Growth  Fund will  achieve  its  objective.  With the  exception  of fundamental policies, investment policies of the Funds can be changed without shareholder approval.

Principal Investment Strategies

         Both Large Cap Growth Fund and Jennison Growth Fund seek to achieve their  investment  objective  through similar, but not  identical  investment  strategies.  Large Cap Growth Fund seeks to achieve its  investment  objective  by normally investing  at least 80% of the value of its  assets in  securities  issued  by large  capitalization  companies.  Large Cap
Growth Fund pursues its  investment  objective by normally  investing  primarily in the equity  securities  of  large-sized companies  included in the Russell 1000 (R) Growth  Index.  The Russell  1000 (R) Growth  Index is a market  capitalization index that measures the performance of large,  established  companies with above average growth  prospects.  As of December
31, 2003, the average market  capitalization of the companies in the Russell 1000(R) Growth Index was approximately  $13.47 billion and the median market  capitalization  was  approximately  $3.97 billion.  The size of the companies in the Russell
1000 (R) Growth Index will change with market  conditions.  Jennison Growth Fund seeks to achieve its investment  objective by normally  investing at least 65% of its total assets in  equity-related  securities of companies  that exceed $1 billion in market  capitalization  and that the Fund believes have  above-average  growth prospects.  These companies are generally considered  medium- to  large-capitalization  companies.  They tend to have a unique  market  niche,  a strong new  product profile or superior management.

         Jennison Growth Fund and Large Cap Growth Fund each invests  primarily in  equity-related  securities.  The equity securities  in which the  Large  Cap  Growth  Fund  invests  include  common  stocks  and  securities  convertible  into or exchangeable  for common stocks,  including  warrants and rights.  Equity-related  securities in which the Jennison  Growth
Fund primarily  invests are common stocks,  nonconvertible  preferred  stocks and convertible  securities  including bonds, corporate notes and preferred  stocks.  Large Cap Growth Fund may also invest to a limited degree in preferred  stocks when they are believed by its subadviser to offer opportunities for capital growth.

         The Jennison  Growth Fund may also invest to a lesser extent in other  equity-related  securities such as warrants and  rights  that can be  exercised  to  obtain  stock;  investments  in  various  types of  business  ventures,  including partnerships and joint ventures; securities of real estate investment trusts and similar securities.

         The  subadviser of each fund is Jennison.  In  determining  which  securities to buy,  Jennison  pursues a similar strategy for each Fund.  The  subadviser  follows a highly  disciplined  investment  selection  and  management  process of identifying  companies that show superior  absolute and relative  earnings  growth and also are believed to be attractively valued.  Earnings  predictability  and  confidence  in earnings  forecasts are  important  parts of the selection  process.
Current income will not be a significant factor in selecting  investments.  The subadviser  considers selling or reducing a stock  position  when,  in the  opinion of the  subadviser,  the stock has  experienced  a  fundamental  disappointment  in earnings;  it has reached an intermediate-term  price objective and its outlook no longer seems sufficiently  promising;  a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

         Each Fund may also invest in American  Depositary  Receipts (ADRs),  which are certificates--  usually issued by a
U.S. bank or trust company-- that represent an equity  investment in a foreign  company or some other foreign issuer.  ADRs are  valued in U.S.  dollars  and are  subject  to many of the same  risks as direct  investments  in  foreign  securities, although  ownership of ADRs may reduce or eliminate  certain risks  associated  with holding  assets in foreign  countries, such as the risk of  expropriation.  Large Cap Growth  Fund may invest up to 100% of its  assets in  securities  of foreign issuers in the form of  depository  receipts or that are  denominated  in U.S.  dollars and which are  consistent  with the
Fund's  investment  objective  and  policies,  while  Jennison  Growth  Fund may  invest up to 20% of its  total  assets in securities of foreign issuers, but normally invests less than 10% of its assets in such securities.

         Each of the  Funds may  invest  in  various  derivatives  strategies  in order to try to  improve  returns.  These derivative instruments include futures, options and swaps.  Derivatives involve costs and can be volatile.

         Jennison  Growth Fund has actively  and  frequently  traded its  portfolio  securities  and  experienced  a higher portfolio  turnover rate than Large Cap Growth Fund. The higher  portfolio  turnover of Jennison Growth Fund as compared to
Large Cap Growth Fund's  turnover may result in higher  brokerage  commissions and other  transaction  costs and can affect performance.  This can also  result in a greater  amount of  distributions  that may be taxable as ordinary  income  rather than as long-term capital gains.

         Up to 25% of Jennison Growth Fund's net assets may be subject to short sales,  while Large Cap Growth Fund may not make short sales,  including  short sales "against the box." This means that Jennison  Growth Fund may sell a security that it does not own,  which it may do if, for example,  the  subadviser  thinks the value of the security will  decline.  Short sales  involve costs and risk and the Fund will lose money if the price of the security  sold short  increases  between the time of the short sale and the date when the Fund  replaces  the  borrowed  security.  Jennison  Growth  Fund also may make short sales  "against  the box." In a short sale  against  the box, at the time of sale,  the Fund owns or has the right to acquire the identical  security at no additional  cost.  When selling short against the box, the Jennison Growth Fund gives up the opportunity for capital appreciation in the security.

                                         COMPARISON OF OTHER POLICIES OF THE FUNDS

Diversification

         Each of the Funds is a diversified  fund.  This means that,  with respect to 75% of the value of each Fund's total assets,  not more than 5% of total assets of a Fund will be invested in the  securities  of a single issuer and a Fund will not hold more than 10% of any single issuer's  outstanding  voting  securities  (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies).

         The Funds may not purchase the  securities of any issuer if, as a result,  the Fund would fail to be a diversified company  within  the  meaning  of the  Investment  Company  Act of 1940 (the  1940  Act),  and the  rules  and  regulations promulgated  thereunder,  as each may be amended from time to time,  except to the extent that the Fund may be permitted to do so by exemptive order,  Commission  release,  no-action letter or similar relief or interpretations  (collectively,  the
"1940 Act Laws, Interpretations and Exemptions").

Borrowing, Issuing Senior Securities and Pledging Assets

         The Large Cap Growth Fund may borrow  money for (i)  non-leveraging,  temporary or  emergency  purposes,  and (ii)
engage in reverse  repurchase  agreements and make other investments or engage in other  transactions,  which may involve a borrowing,  in a manner consistent with the Fund's investment objective and policies;  provided that the combination of (i)
and (ii) does not  exceed 33 1/3% of the value of the  Fund's  assets  (including  the amount  borrowed)  less  liabilities
(other than borrowings) or such other amount permitted under the 1940 Act Laws, Interpretations and Exemptions.

         In  comparison,  the Jennison  Growth Fund has a more flexible  borrowing  policy,  which  includes  borrowing for investment  purposes.  It may issue senior securities,  borrow money or pledge assets as permitted under the 1940 Act Laws,
Interpretations  and Exemptions (which currently  generally permits borrowing from banks in amounts not exceeding one third of the value of a fund's  total  assets).  For  purposes  of this  restriction,  the  purchase or sale of  securities  on a when-issued or delayed delivery basis,  reverse repurchase  agreements,  dollar rolls, short sales,  derivative and hedging transactions such as interest rate swap transactions,  and collateral  arrangements with respect thereto,  and transactions similar  to any of the  foregoing  and  collateral  arrangements  with  respect  thereto,  and  obligations  of the Fund to
Directors  pursuant  to deferred  compensation  arrangements  are not deemed to be a pledge of assets or the  issuance of a senior  security for Jennison  Growth Fund.  Jennison  Growth Fund will not purchase  portfolio  securities when borrowings exceed 5% of the value of its total assets.

Fixed-Income Securities

         In addition to investing in common  stocks,  the Large Cap Growth Fund may invest to a limited degree in preferred stocks and debt securities  when they are believed by the subadviser to offer  opportunities  for capital growth.  Jennison
Growth Fund may invest in debt obligations for capital appreciation.  These obligations can produce income for each Fund.

         Jennison  Growth  Fund may also  invest up to 35% of its assets in  securities  issued or  guaranteed  by the U.S.
government  or by an  agency  or  instrumentality  of the  U.S.  government,  and  mortgage-related  securities  issued  or guaranteed  by U.S.  governmental  entities.  Jennison  Growth Fund  normally  invests  less than 1% of its assets in these types of  securities.  Not all U.S.  government  securities  are backed by the full faith and credit of the United  States, which means that payment of principal and interest are  guaranteed,  but market value is not.  Some are  supported  only by the credit of the  issuing  agency and depend  entirely on their own  resources  to repay their debt and are subject to the risk of  default  like  private  issuers.  Mortgage-related  securities  are  usually  pass-through  instruments  that  pay investors a share of all interest and  principal  payments from an underlying  pool of fixed or adjustable  rate  mortgages and  include  collateralized  mortgage  obligations,  multi-class  pass-through  securities  and  stripped  mortgage-backed securities.  A collateralized  mortgage  obligation  (CMO) is a security backed by an underlying  portfolio of mortgages or mortgage-backed  securities  that may be issued or guaranteed by U.S.  governmental  entities.  A multi-class  pass-through security is an equity  interest in a trust composed of underlying  mortgage  assets.  Payments of principal and interest on the  mortgage  assets and any  reinvestment  income  thereon  provide  the funds to pay debt  service on the CMO or to make scheduled  distributions  on the  multi-class  pass-through  security.  Jennison  Growth  Fund also may invest in  stripped mortgage-backed  securities (MBS strips).  MBS strips take the pieces of a debt security (principal and interest) and break them apart.  The resulting  securities may be sold separately and may perform  differently.  Finally,  Jennison Growth Fund may invest for capital appreciation  purposes in fixed-income  securities rated  investment-grade (Baa or higher by Moody's
Investors  Service,  Inc. or BBB or higher by  Standard & Poor's  Ratings  Services,  or the  equivalent  rating by another nationally  recognized  statistical rating  organization).  These include corporate debt and other debt obligations of U.S.
and foreign  issuers.  Jennison Growth Fund also may invest in obligations  that are not rated, but that are believed to be of comparable quality to the obligations described above.

Repurchase Agreements

         Each  Fund may also use  repurchase  agreements,  where a party  agrees  to sell a  security  to the Fund and then repurchase it at an agreed-upon price at a stated time.

Lending

         Both Funds may lend assets to brokers, dealers and financial institutions,  although Jennison Growth Fund's policy with respect to lending  generally is less  restrictive  than Large Cap Growth Fund.  Jennison  Growth Fund may make loans, including  through  loans of assets of the Fund,  repurchase  agreements,  trade  claims,  loan  participations  or similar investments or as permitted by the 1940 Act Laws,  Interpretations  and Exemptions (which currently  generally limits loans of portfolio securities to one third of the value of a fund's total assets).

         Large Cap Growth Fund may lend its portfolio  securities in accordance with its investment  policies in amounts up to 33 1/3% of the  total  assets  of the Fund and may make  loans of  money to other  investment  companies  to the  extent permitted by the 1940 Act Laws,  Interpretations  and  Exemptions.  In addition,  Large Cap Growth Fund may purchase  money market securities,  enter into repurchase agreements,  may acquire publicly distributed or privately placed debt securities and purchase debt, similar to Jennison Growth Fund.

Illiquid Securities

         Both Funds may invest in illiquid  securities,  including  securities  with legal or contractual  restrictions  on transfer  and those  without a readily  available  market.  Each Fund may  invest up to 15% of its net  assets in  illiquid securities.

Temporary Defensive Investments

         Although  Jennison normally invests assets according to each Fund's  investment  strategy,  there are times when a
Fund may  temporarily  engage in  defensive  investments.  Jennison  Growth Fund may  temporarily  invest up to 100% of its total assets in high  quality  foreign or domestic  money market  instruments  in response to adverse  market,  economic or political  conditions.  Jennison  Growth  Fund may also  temporarily  hold up to 100% of its  assets  in cash or  invest in high-quality  foreign or domestic money market instruments  pending investment of proceeds from new sales of Fund shares or to meet ordinary  daily cash needs  subject to the policy of normally  investing at least 65% of the Fund's total assets in equity-related  securities of companies that exceed $1 billion in market  capitalization  at the time of investment.  Money market instruments include the commercial paper of corporations;  certificates of deposit,  bankers'  acceptances and other obligations  of  domestic  and foreign  banks;  nonconvertible  debt  securities  (corporate  and  government);  short-term obligations  issued  or  guaranteed  by the U.S.  government  or its  agencies  or  instrumentalities;  and  cash  (foreign currencies or U.S. dollars).  When a defensive  position is deemed advisable because of prevailing market  conditions,  the
Large Cap  Growth  Fund may  invest  without  limit in high  grade  debt  securities,  commercial  paper,  U.S.  Government securities or cash or cash equivalents,  including repurchase  agreements.  While each Fund is in a defensive position, the opportunity to achieve its respective investment objective will be limited.

         For more information about the risks and restrictions  associated with these policies, see each Fund's Prospectus, and for a more detailed  discussion of the Funds'  investments,  see their  Statements  of Additional  Information,  all of which are incorporated into this Proxy Statement by reference.

Derivative Strategies

         Both Funds may use  derivative  strategies  to try to improve the Fund's  returns or hedging  techniques to try to protect  its  assets.  Derivatives,  such as  futures,  options,  options on futures  and swaps,  involve  costs and can be volatile.  With  derivatives,  the subadviser is trying to predict whether the underlying  investment-- a security,  market index,  currency,  interest  rate or some other asset,  rate or index--  will go up or down at some future date.  Each Fund may use  derivatives  to try to reduce  risk or to increase  return,  taking into  account  the Fund's  overall  investment objective.  Neither Fund can guarantee these derivative  strategies will work, that the instruments  necessary to implement these strategies will be available or that the Funds will not lose money.

                                           COMPARISON OF PRINCIPAL RISK FACTORS

         Both Funds are  subject to the risks  normally  associated  with funds that invest in  equity-related  securities, including  securities of foreign issuers.  As described above, each Fund has similar  investment  objectives,  policies and permissible investments.

         Each Fund normally invests primarily in equity-related  securities of companies.  Investments in equity securities expose each Fund to the following risks:

individual  stocks could lose value  reflecting,  among other things,  the business  performance of the issuing  company or investor perception or financial market movements;

the equity markets could go down, resulting in a decline in value of the Funds' investments;

companies that normally pay dividends may not do so if they do not have profits or adequate cash flow; and

changes in economic or  political  conditions,  both  domestic and  international,  may result in a decline in value of the
Funds' investments.

         In addition,  securities that the Funds invest in have  historically been more volatile than the S&P 500 Index and may present  above-average  risks.  This means that when stock prices decline  overall,  the Fund may decline more than the
S&P 500 Index.

         Each Fund invests in and is subject to the risks of convertible  securities and warrants.  Convertible  securities are bonds,  notes,  debentures  and  preferred  stocks that may be converted  into or exchanged for shares of common stock.
Many  convertible  securities are rated below investment grade because they fall below ordinary debt securities in order of preference or priority on the issuer's  balance sheet.  Convertible  securities  generally  participate in the appreciation or depreciation of the underlying stock into which they are convertible,  but to a lesser degree.  Frequently,  convertible securities  are callable by the issuer,  meaning  that the issuer may force  conversion  before the holder would  otherwise choose.

         Warrants  are options to buy a stated  number of shares of common  stock at a specified  price any time during the life of the  warrants.  The  value of  warrants  may  fluctuate  more  than  the  value of the  securities  underlying  the warrants.  A warrant will expire  without value if the rights under such warrant are not exercised  prior to its expiration date.

         Both Funds pursue a growth  strategy.  A fund focusing on growth stocks will  generally  involve  greater risk and share price  fluctuation  than a fund  investing  primarily  in value  stocks.  Value  stocks are believed to be selling at prices lower than what they are actually  worth,  while growth  stocks are those of companies  that are expected to grow at above average rates.

         Large Cap Growth Fund normally  invests at least 80% of its assets in large-cap  companies.  Jennison  Growth Fund pursues its investment  objective by normally  investing at least 65% of its total assets in  equity-related  securities of companies  that  exceed $1 billion in market  capitalization  at the time of  investment,  which are  generally  medium- to large-capitalization  companies.  The risk to which a fund is  subject  depends  in part on the  size of the  companies  in which the fund invests.  Securities  of smaller  companies  tend to be subject to more abrupt and erratic  price  movements than  securities  of larger  companies,  in part  because  they may have  limited  product  lines,  markets,  or  financial resources.  Market  capitalization,  which is the total market  value of a company's  outstanding  stock,  is often used to classify  companies based on size. Each Fund's focus on the stocks of large,  more established  companies may mean that its respective level of risk is lower than a fund investing  primarily in smaller companies,  although Jennison Growth Fund may be subject  to a higher  degree of risk  relative  to Large Cap Growth  Fund since this fund also  focuses on medium  sized companies.

         In  addition,  Jennison  Growth Fund may make short sales of up to 25% of its net  assets,  but usually  will make short sales with less than 10% of its assets.  Short sales involve the following risks:

short sales may magnify underlying investment losses.

investment costs of short sales may exceed potential underlying investment gains.

short sales "against the box" give up the opportunity for capital appreciation in the security.

         Each Fund may also  invest in foreign  securities,  although  Large Cap  Growth  Fund may invest up to 100% of its assets in securities of foreign  issuers in the form of depository  receipts or that are  denominated  in U.S.  dollars and which are consistent with the Fund's  investment  objective and policies,  while Jennison Growth Fund may only invest up to
20% of its total  assets in  securities  of  foreign  issuers,  but  normally  invests  less than 10% of its assets in such securities.  As a result,  Large Cap Growth Fund may be subject to greater  risks  involving  foreign  securities.  Foreign securities are subject to the following risks:

foreign markets,  economies and political  systems,  particularly  those in developing  countries,  may not be as stable as those in the U.S.;

currency risk-- the risk that changing values of foreign currencies can cause losses;

foreign securities may be less liquid than U.S. stocks and bonds;

differences in foreign laws,  accounting  standards,  public  information,  custody and settlement  practices may result in less reliable information on foreign investments and involve more risk; and

investments in emerging market securities are subject to greater volatility and price declines.

         Both Funds may use  investment  strategies--  such as  derivatives--  that involve risk.  The Funds use these risk management  techniques  to try to preserve  assets or enhance  return.  Derivatives  may not fully offset their  underlying positions  and this could  result in losses to the Funds that  would not  otherwise  have  occurred.  Derivatives  are also subject to the following risks:

the value of  derivatives  that are used to hedge a portfolio  security is  generally  determined  independently  from that security  and could  result in a loss to the Fund when the price  movement  of the  derivative  does not  correlate  with a change in the value of the portfolio security.

derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities.

the other party to a derivatives contract can default.

derivatives can increase share price volatility and those that involve leverage could magnify losses.

certain types of derivatives involve costs to the Fund that can reduce returns.

         Both Funds may invest in illiquid  securities.  Illiquid  securities may be difficult to value precisely or may be difficult to sell at the time or price desired.

         Both Funds may also  invest in  fixed-income  obligations,  which are  subject  to credit  risk,  market  risk and interest  rate risk and the risk that the Funds'  holdings,  share price and total return may fluctuate in response to bond market movements.

         Although  Jennison  Growth Fund does not currently do so, it may, in the future,  borrow for investment  purposes, which is  generally  known as  "leveraging."  Leveraging  exaggerates  the  effect on net asset  value of any  increase  or decrease in the market value of a fund's  portfolio.  Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by  appreciation  of the  securities  purchased  and may exceed the income from the  securities purchased.  In addition,  a fund may be required to maintain  minimum average balances in connection with such borrowing or pay a commitment  fee to maintain a line of credit which would  increase  the cost of  borrowing  over the stated  interest rate.

         Like any mutual fund, an  investment in either Large Cap Growth Fund or Jennison  Growth Fund could lose value and you could lose money.

                                            OPERATIONS OF JENNISON GROWTH FUND
                                                 FOLLOWING THE TRANSACTION

         Neither PI nor  Jennison  expects  Jennison  Growth  Fund to revise  its  investment  policies  as a result of the transaction.  Neither PI nor Jennison  anticipates any significant  changes to Jennison Growth Fund's management or general investment  approach.  The agents that provide  Jennison  Growth Fund with  services,  such as its  Custodian  and Transfer
Agent, are not expected to change.

                                    PURCHASES, REDEMPTIONS, EXCHANGES AND DISTRIBUTIONS

Purchasing Shares

         The price to buy one share of a class of each Fund is that class's net asset value or NAV per share,  plus, in the case of Class A of each Fund,  generally,  and Large Cap Growth Fund Class L shares,  a front-end  sales charge.  Each Fund offers  Class A,  Class B,  and Class C  shares.  Large Cap Growth  Fund also  offers  Class L, Class M, and Class X shares
(although  these  shares are no longer  available  for direct  purchase).  The  Jennison  Growth Fund also  offers  Class Z shares.  The sales charge  structure for Class A, Class B, and Class C shares of both Funds are  identical.  In the case of
Class A shares,  a 5.5% sales charge is imposed on the Class A shares'  offering price for purchases under $1 million.  [In addition,  if you purchase $1 million or more of Class A  shares  through  certain  broker-dealers  that are not affiliated with  Prudential,  although  you are not  subject  to an  initial  sales  charge,  you are  subject to a 1% CDSC for shares redeemed  within 12 months of  purchase.]  In the case of Class B  shares,  a contingent  deferred  sales charge  (CDSC) is charged (5% for Class B Shares  decreasing  annually).  Class C shares of both Funds impose a 1% CDSC (for shares  redeemed within 12 months of  purchase).  Class L shares are subject to up to a 5.75%  initial  sales charge on  purchases  under $1 million.  Class M and  Class X shares  are sold  subject  to a CDSC of 6.0%,  decreasing  annually.  Class L,  Class M, and
Class X shares are no longer  offered  for direct  purchase.  Class Z shares of  Jennison  Growth  Fund are sold  without a front-end  sales  charge  or  CDSC,  but are  offered  exclusively  for  sale  to a  limited  group  of  investors.  If the reorganization  transaction is approved,  Class A and Class L  shareholders  of Large Cap Growth Fund will receive  Class A shares of Jennison  Growth Fund,  Class B,  Class M and Class X  shareholders of Large Cap Growth Fund will receive Class B shares of Jennison  Growth Fund and Class C  shareholders  of Large Cap Growth Fund will receive Class C shares of Jennison
Growth Fund, without the imposition of any sales charges.

         The Class A,  Class B or Class C shares you will receive in the  transaction  are subject to the identical CDSC as is  applicable to your Large Cap Growth Fund  investment.  In other words,  the CDSC will be calculated  from the first day of the month after your  purchase of shares of Large Cap Growth Fund,  exclusive of any time during which you may have been invested in a money  market fund.  Similarly,  the initial  timing of the purchase of Class B,  Class M, and Class X shares of Large Cap Growth Fund will be used for  calculating  the time period for the automatic  conversion of any Class B shares you receive in the transaction to Class A shares.

         Shares in the Funds are purchased at the next NAV calculated after your investment is received and accepted,  plus any  applicable  sales  charge.  Each Fund's NAV is normally  calculated  once each business day as of the close of regular trading on the New York Stock  Exchange  (usually,  4:00 p.m.,  New York time).  Refer to each Fund's  Prospectus  for more information regarding how to buy shares.

Redeeming Shares

         Your  shares  will be sold at the next NAV per share  determined  after your order to sell is  received,  less any applicable  CDSC  imposed on Class A (in certain  circumstances),  Class L (in certain  circumstances),  Class B,  Class C,
Class M or Class X shares.  Refer to each Fund's  Prospectus for more information  regarding how to sell shares.  The Large
Cap Growth Fund may impose a $10 fee for wire transfers of redemption proceeds.

Minimum Investment Requirements

         For each share class of Large Cap Growth  Fund,  the minimum  initial  investment  amount is $1,000.  For Jennison
Growth  Fund,  the minimum  initial  investment  amount is $1,000 for Class A  shares and  Class B  shares,  and $2,500 for
Class C shares.

Exchanges of Fund Shares

         The exchange privilege  currently offered by Jennison Growth Fund is the same as for Class A, Class B, and Class C shares of Large Cap  Growth  Fund and is not  expected  to change  after  the  transaction.  Shareholders  of the Large Cap
Growth  Fund may  exchange  their  Class A,  Class B, and  Class C shares  for  shares  of the same  class of any  other of
Strategic  Partners  (formerly known as American  Skandia  Advisor Funds,  Inc.),  as well as  JennisonDryden  or Strategic
Partners  Mutual Funds.  Class L,  Class M and Class X shares are only  available for exchange with other Class L,  Class M and Class X  shares offered by American  Skandia  Advisor  Funds,  respectively.  If you hold Class B or Class C shares and wish to exchange  into a money market fund,  you must exchange  into Special  Money Market Fund,  Inc.  During the time you are invested in a money  market fund,  the period of time during  which your CDSC is  calculated  is frozen.  Refer to each
Fund's Prospectus for restrictions governing exchanges.

Dividends and Other Distributions

         Large  Cap  Growth  Fund  typically  distributes  substantially  all of its net  realized  capital  gains  and net investment income at least once a year.  Jennison Growth Fund typically  distributes  substantially all of its net realized capital gains annually,  and distributes all of its net investment  income twice a year. Both Funds declare  dividends,  if any, at least annually.

         At or before the Effective Time, Large Cap Growth Fund will declare  additional  dividends or other  distributions in order to distribute  substantially  all of its investment  income and realized capital gains for its taxable year ending upon completion of the transaction.

                                                 THE PROPOSED TRANSACTION

Agreement and Plan of Reorganization

         The  Reorganization  Agreement  describes the terms and  conditions  under which the proposed  transaction  may be completed.  Significant  provisions  of the  Reorganization  Agreement  are  summarized  below;  however,  this  summary is qualified in its entirety by reference to the  Reorganization  Agreement,  the form of which is attached as Attachment A to this Proxy Statement.

         The Reorganization  Agreement  contemplates that Large Cap Growth Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by,  Jennison  Growth Fund at the Effective Time and Jennison  Growth Fund will be the surviving  Fund.  Each whole and fractional  Class A share and Class L share of Large Cap Growth Fund will be exchanged for whole and fractional  Class A shares of equal net asset value of Jennison  Growth Fund.  Each whole and fractional  Class B share,  Class M share and Class X share of Large Cap Growth Fund will be exchanged for whole and fractional  Class B shares of equal net asset value of Jennison  Growth Fund.  Each whole and  fractional  Class C share of Large Cap Growth Fund will be exchanged  for whole and  fractional  Class C  shares of equal net asset value of Jennison  Growth Fund.  If  requested,
Jennison Growth Fund will issue  certificates  representing its shares,  but only upon surrender of certificates for shares of Large Cap Growth Fund.

         Immediately  after the closing of the  transaction,  each former Large Cap Growth Fund shareholder will own shares of  Jennison  Growth Fund equal to the  aggregate  net asset  value of that  shareholder's  shares of Large Cap Growth Fund immediately  prior to the closing of the  transaction.  The net asset  value per share of Jennison  Growth Fund will not be affected  by the  transaction.  Thus,  the  transaction  will not  result  in a  dilution  of the  pecuniary  interests  of shareholders of either Fund.  However,  the transaction  will reduce the percentage  ownership of each Fund's  shareholders below such shareholder's current percentage of ownership in either Jennison Growth Fund or Large Cap Growth Fund.

         All assets,  rights,  privileges,  powers and  franchises of Large Cap Growth Fund,  and all debts due on whatever account to it, shall be taken and deemed to be  transferred  to and vested in Jennison  Growth Fund without  further act or deed,  and all such  assets,  rights,  privileges,  powers and  franchises,  and all and every other  interest of Large Cap
Growth Fund,  shall be thereafter  effectively  the property of Jennison Growth Fund as they were of Large Cap Growth Fund.
Jennison  Growth Fund generally will be responsible  for all of the  liabilities  and obligations of Large Cap Growth Fund.
The value of the assets and  liabilities  of Large Cap Growth Fund will be  determined  at the  Effective  Time,  using the valuation  procedures set forth in the Prospectus  and Statement of Additional  Information  for Large Cap Growth Fund. The
net asset value of a share of Jennison  Growth Fund will be determined  as of the same time using the valuation  procedures set  forth in its  Prospectus  and  Statement  of  Additional  Information  and in the  charter  of  Prudential  Investment
Portfolios.

         Any  transfer  taxes  payable  upon  issuance of shares of  Jennison  Growth Fund in a name other than that of the registered  holder of the shares on the books of Large Cap Growth Fund,  as of that time,  will be payable by the person to whom such shares are to be issued as a condition of such transfer.

         The completion of the  transaction is subject to a number of conditions set out in the  Reorganization  Agreement, some of which may be waived by either party to the Reorganization  Agreement.  In addition,  the  Reorganization  Agreement may be amended in any mutually  agreeable  manner,  except that no amendment  that may have a materially  adverse effect on the shareholders' interests may be made subsequent to the Meeting.

Reasons for the Transaction

         The Board of Directors (the Board) of Strategic  Partners  determined at an in-person  meeting held on January 23,
2004 that the  transaction is in the best interests of the  shareholders  of Large Cap Growth Fund and that the transaction will not result in a dilution of the pecuniary interests of shareholders of Large Cap Growth Fund.

         In  considering  the  transaction,  the  Board  considered  a number  of  factors  that it  believes  benefit  the shareholders of Large Cap Growth Fund. The Board  considered  that,  following the  transaction,  the shareholders of Large
Cap Growth Fund will remain invested in a mutual fund that has a similar investment objective,  and comparable,  though not identical,  investment  policies,  restrictions,  and  investment  techniques,  including  that both  Funds are  focused on equity-related  growth  securities.  In considering  the relative past and current growth in assets of the Funds and future prospects for Jennison Growth Fund, the Board  considered that the proposed  transaction will merge a smaller fund in terms of assets  ($1.6  million)  into a larger  fund in terms of assets  ($3.168  billion)  and that Large Cap  Growth  Fund has demonstrated  little prospect for asset base growth.  The Board also  considered the relative  expense ratios of the Funds, including  that each share  class of Large Cap Growth  Fund has higher net and gross  annual  operating  expenses  than the applicable  share class of Jennison  Growth Fund that will be received by each  shareholder of Large Cap Growth Fund if the transaction  is approved,  and that the  proposed  transaction  will result in what are expected to be overall  lower gross expenses.  The Board also considered  that,  because Jennison Growth Fund is a much larger fund than Large Cap Growth Fund, it will provide a larger asset base over which fixed  expenses can be spread,  resulting  in  anticipated  lower  expenses, thus putting  Jennison Growth Fund in a position to be better able to attract  investors and build an investment  portfolio that can  effectively  pursue its objective at a reasonable cost to  shareholders.  The Board of Large Cap Growth Fund also considered that Jennison Growth Fund has demonstrated  stronger historical  performance than Large Cap Growth Fund over the short-term  period (one,  three and six-months) and comparable  performance  over a one-year  period.  The Board considered that the exchange of shares  pursuant to the  transaction  will not result in taxable gain or loss for U.S.  federal income tax purposes for its  shareholders.  The Board also  considered the fact that the Funds have similar  policies with respect to purchases,  redemptions  and exchanges.  The Board also  considered  that both Funds  currently have the same subadviser and portfolio  managers,  and that the transaction will result in a continuity of investment style for the Large Cap Growth
Fund.

         The Board of Directors of Prudential  Investment  Portfolios has also  determined  that the  transaction is in the best  interests  of  shareholders  of Jennison  Growth Fund and that the  transaction  will not result in a dilution of the pecuniary interests of shareholders of Jennison Growth Fund.

         PI and ASISI  recommended  the  transaction  to the Board of each Fund at meetings  held on  January 23,  2004. In recommending  the  transaction,  PI and ASISI  advised the Boards  that the Funds have  comparable,  though not  identical, investment objectives, policies and investment portfolios.

         The Board of Strategic Partners  considered that if the transaction is approved,  shareholders of Large Cap Growth
Fund,  regardless of the class of shares they own,  should  realize a reduction in both the net annual  operating  expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment.

Description of the Securities to be Issued

         Prudential  Investment  Portfolios,  of which Jennison  Growth Fund is a series,  was  incorporated in Maryland on
August  10,  1995.  It is  registered  with  the  Commission  as an  open-end  management  investment  company.  Prudential
Investment  Portfolios  is  authorized  to issue up to 6.25 billion of shares of common  stock,  $.001 par value per share, divided into six series,  including  Jennison Growth Fund (1.25 billion authorized shares, the other five series authorized with 1 billion  shares).  The authorized  shares of Jennison  Growth Fund are further  divided into four classes of shares, designated  as Class A,  Class B,  Class C and Class Z common stock (Class Z shares will not be issued in  connection  with the  transaction).  Each class of common  stock  represents  an interest in the same assets of Jennison  Growth Fund and is identical in all respects except that:

each class is subject to different sales charges and distribution  and/or service (12b-1) fees,  except for Class Z shares, which are not subject to any sales charges or distribution and/or service fees;

each class has exclusive voting rights on any matter  submitted to shareholders  that relates solely to its arrangement and has separate  voting rights on any matter  submitted to  shareholders  in which the interests of that class differ from the interests of any other class;

each class has a different exchange privilege;

only Class B shares have a conversion feature whereby Class B shares automatically convert to Class A shares, and

Class Z shares are offered exclusively for sale to a limited group of investors.

         Shares of  Jennison  Growth  Fund,  when  issued  and paid for are fully  paid and  nonassessable.  Except for the conversion feature  applicable to Class B shares,  there are no conversion,  preemptive or other  subscription  rights. The dividend rights,  the right of redemption and the privilege of exchange are described in Jennison Growth Fund's  Prospectus and voting rights are described in Jennison Growth Fund's SAI.

         Prudential  Investment  Portfolios  does not  intend to hold  annual  meetings  of  shareholders.  The  By-laws of
Prudential  Investment  Portfolios  provide that the Fund will not be required to hold annual  meetings of  shareholders if the election of Directors is not required  under the 1940 Act. There will normally be no meetings of  shareholders  for the purpose  of  electing  Directors  unless  less than a  majority  of the  Directors  holding  office  have been  elected  by shareholders,  at which time the Directors  then in office will call a  shareholder  meeting for the election of Directors.
Shareholders  of record of two-thirds of the outstanding  shares of Prudential  Investment  Portfolios  entitled to vote in the  election  of  Directors  may  remove a  Director  by votes  cast in person or by proxy at a  meeting  called  for that purpose.  Each  outstanding  share of  stock,  regardless  of class  or  series,  is  entitled  to one vote on each  matter submitted to a vote at a meeting of  shareholders.  The  Directors are required to call a meeting of  shareholders  for the purpose of voting upon the  question of removal of any  Director,  or to transact  any other  business,  when  requested in writing to do so by the shareholders of record holding at least a majority of shares entitled to vote at the meeting.

U.S. Federal Income Tax Considerations

     The transaction is intended to qualify for U.S. federal income tax purposes as a reorganization  under the Code. It is a condition  to each Fund's  obligation  to complete  the  transaction  that the Funds will have  received an opinion  from
Shearman & Sterling LLP,  counsel to the Large Cap Growth Fund,  based upon  representations  made by Large Cap Growth Fund and Jennison Growth Fund, and in reliance upon certain assumptions, substantially to the effect that:

1.       The transfer of the assets of the Large Cap Growth Fund in exchange  solely for the shares of Jennison Growth Fund and the  assumption by Jennison  Growth Fund of the  liabilities  of the Large Cap Growth Fund, as provided for in the
     Reorganization  Agreement,  will  constitute  a  reorganization  within the meaning of Section  368(a) of the Internal
     Revenue Code of 1986, as amended (the "Code"),  and Large Cap Growth Fund and Jennison Growth Fund will each be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;
2.       In  accordance  with Sections 357 and 361 of the Code, no gain or loss will be recognized by Large Cap Growth Fund as a result of the transfer of assets  solely in exchange  for shares of Jennison  Growth Fund and the  assumption  by
     Jennison  Growth Fund of the  liabilities  of Large Cap Growth Fund or on the  distribution  of the shares of Jennison
     Growth Fund to the shareholders of Large Cap Growth Fund, as provided for in the Reorganization Agreement;
3.       Under Section 1032 of the Code,  no gain or loss will be recognized by Jennison  Growth Fund on the receipt of the assets of Large Cap Growth Fund in  exchange  for the shares of Jennison  Growth Fund and the  assumption  by Jennison
     Growth Fund of the liabilities of Large Cap Growth Fund, as provided for in the Reorganization Agreement;
4.       In accordance with Section  354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of Large
     Cap Growth  Fund on the receipt of shares of Jennison  Growth  Fund in exchange  for their  shares of Large Cap Growth
     Fund;
5.       In accordance  with Section 362(b) of the Code,  the tax basis of Jennison  Growth Fund in the assets of Large Cap
     Growth Fund will be the same as the tax basis of such assets in the hands of Large Cap Growth Fund  immediately  prior to the consummation of the transactions contemplated by the Reorganization Agreement;
6.       In accordance with Section 358 of the Code,  immediately  after the consummation of the transactions  contemplated by the Reorganization  Agreement,  the tax basis of the shares of Jennison Growth Fund received by the shareholders of
     Large Cap  Growth  Fund will be equal,  in the  aggregate,  to the tax basis of the  shares of Large Cap  Growth  Fund surrendered in exchange therefor;
7.       In accordance  with Section 1223 of the Code, the holding  period for the shares of Jennison  Growth Fund received by the  shareholders  of Large Cap Growth Fund will be determined by including the period for which such  shareholders held the shares of Large Cap Growth Fund exchanged therefor;  provided,  that the shares of Large Cap Growth Fund were held as capital assets for federal income tax purposes;
8.       In  accordance  with  Section  1223 of the Code,  the holding  period of Jennison  Growth Fund with respect to the assets of Large Cap Growth Fund  acquired by it in  accordance  with the  Reorganization  Agreement  will  include the period for which such assets were held by Large Cap Growth Fund; and
9.       The taxable year of the Large-Cap Growth Fund will end on the effective date of the Reorganization,  and, pursuant to Section  381(a) of the Code and  regulations  thereunder,  the  Jennison  Growth Fund will succeed to and take into account  certain tax attributes of the Large Cap Growth Fund,  such as earnings and profits,  capital loss  carryovers and method of accounting.

     An opinion of counsel  does not have the effect of a private  letter  ruling from the  Internal  Revenue  Service (the
"IRS")  and is not  binding  on the IRS or any  court.  If the  transaction  is  consummated  but  fails  to  qualify  as a
"reorganization"  within the  meaning of section 368 of the Code,  the  transaction  would be treated as a taxable  sale of assets by the Large Cap Growth Fund to the Jennison  Growth Fund followed by a taxable  liquidation of the Large Cap Growth
Fund,  and the  shareholders  of the Large  Cap  Growth  Fund  would  recognize  a  taxable  gain or tax loss  equal to the difference  between  their  adjusted  tax basis in the shares of the Large Cap Growth Fund and the fair market value of the shares of the Jennison Growth Fund received in exchange therefor.

     The  shareholders  of the Large Cap Growth Fund that  receive the shares of the Jennison  Growth Fund  pursuant to the transaction  may incur  taxable gain  attributable  to  unrealized  gains of the Jennison  Growth Fund in the year that the
Jennison Growth Fund realizes and distributes such gains.  This will be true  notwithstanding  that the value of the shares of the Jennison Growth Fund received by such shareholders  pursuant to the transaction  reflected the appreciation in value attributable to such unrealized gains at the time of the transaction.

     To the extent that the Large Cap Growth Fund has loss  carryforwards at the time of the transaction,  the shareholders of the Large Cap Growth Fund may not be able to benefit from such loss carryforwards after the transaction.

     Shareholders of Large Cap Growth Fund should consult their tax advisers  regarding the tax consequences to them of the transaction in light of their  individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S.  federal income tax  consequences of the  transaction,  shareholders  also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the transaction.

Conclusion

         The  Reorganization  Agreement was approved by the Board of Directors of Strategic Partners on behalf of Large Cap
Growth Fund and was also  approved by the Board of Directors of  Prudential  Investment  Portfolios,  on behalf of Jennison
Growth Fund, at meetings held on January 23,  2004. The Board of each Fund  determined  that the transaction is in the best interests of shareholders  of its respective Fund and that the interests of existing  shareholders of Large Cap Growth Fund and Jennison  Growth Fund,  as the case may be, would not be diluted as a result of the  transaction.  If the  shareholders of Large Cap Growth Fund do not approve the  transaction,  or if the  transaction is not  completed,  Large Cap Growth Fund will  continue to engage in business as a registered  investment  company and the Board of Directors of Strategic  Partners will consider other proposals for Large Cap Growth Fund,  including  proposals for the reorganization or liquidation of the
Fund.

                                                      PROPOSAL NO. 2

                                        APPROVAL OF JENNISON SUBADVISORY AGREEMENT

Background

         On January 23, 2004, the Board,  including the all of the Directors who are not "interested  persons" of Strategic
Partners  (Independent  Directors),  as that term is defined in the 1940 Act,  unanimously approved the selection by PI and
ASISI of Jennison  Associates LLC (previously  defined as Jennison) to replace  Deutsche Asset  Management,  Inc. (DeAM) as subadviser to the Large Cap Growth Fund. At the same meeting,  the Directors also  unanimously  approved the termination of the subadvisory  agreement  between ASISI, PI, and DeAM (the DeAM Subadvisory  Agreement),  which had last been approved by the Board on April [9], 2003.

         PI, ASISI and Strategic  Partners have received an exemptive  order from the  Securities  and Exchange  Commission that  permits  Strategic  Partners to operate in a "manager of managers  structure"  -- that is, a structure in which PI or
ASISI can remove and replace  subadvisers  subject only to Board  approval.  The exemptive order does not,  however,  cover the retention of a subadviser that is an affiliated  person of PI and ASISI, such as Jennison,  which requires  shareholder as well as Board  approval.  As a result,  at the  January 23, 2004  meeting,  the  Directors,  including  the  Independent
Directors,  approved an interim  subadvisory  agreement  between ASISI,  PI, and Jennison to take effect as of the close of business on January 31,  2004 (the  Interim  Subadvisory  Agreement)  pursuant to Rule 15a-4 under the 1940 Act.  This Rule allows,  under  certain  circumstances,  interim  advisory  agreements to take effect and to remain in effect for up to 150 days,  without  receiving prior  shareholder  approval.  At the time the Interim  Subadvisory  Agreement was approved,  the
Board and  management  anticipated  that the  reorganization  transaction  described in Proposal No. 1 would be consummated prior  to  the  expiration  of the  150-day  period.  Once  it  became  apparent  that  the  transaction,  if  approved  by shareholders,  would be  unlikely to close until after the 150th day,  and to take into  account the  possibility  that the reorganization  transaction  might  not be  approved,  PI and  ASISI  proposed  that the  Board  consider  approving  a new subadvisory  agreement (the "New Subadvisory  Agreement")  with Jennison that would take effect upon  shareholder  approval and have an initial  two-year  term  (unless  sooner  terminated).  If the  reorganization  with  Jennison  Growth  Fund is approved by shareholders, the New Subadvisory Agreement would terminate upon consummation of the reorganization.

         At a telephonic  meeting held on ____,  2004, the Directors  unanimously  approved in principle,  and  recommended shareholder  approval  of,  the New  Subadvisory  Agreement.  Under the 1940 Act,  the New  Subadvisory  Agreement  must be approved by the Directors,  including the Independent  Directors,  at an in-person meeting.  Based on the discussion at the in-person  meeting  held on January 23, 2004 and the  telephonic  meeting on _____,  2004,  the  Directors,  including  the
Independent  Directors,  concluded  that  they  intend to  approve  the New  Subadvisory  Agreement  at the next  regularly scheduled  in-person  meeting on May __,  2004.  This meeting  will occur prior to the date on which  shareholders  will be asked to vote on the New  Subadvisory  Agreement.  Shareholders  would be notified in the unlikely event that the Directors do not approve the New Subadvisory Agreement at its meeting in May.

         The  terms of the New  Subadvisory  Agreement  and the DeAM  Subadvisory  Agreement  are the same in all  material respects,  except as noted below under  "Comparison of the Terms of the DeAM Subadvisory  Agreement and the New Subadvisory
Agreement."  The  terms  of the New  Subadvisory  Agreement  and the  Interim  Subadvisory  Agreement  are the  same in all material  respects except with respect to the effective  date, the term, and governing law; the New  Subadvisory  Agreement is governed by New York law while the Interim  Subadvisory  Agreement is governed by Connecticut  law. ASISI, not the Large
Cap Growth Fund, pays a subadvisory  fee to Jennison.  Therefore,  the approval of the New  Subadvisory  Agreement will not cause any increase in total advisory fees paid by the Large Cap Growth Fund to ASISI.

Comparison of the DeAM Subadvisory Agreement and the New Subadvisory Agreement

         Under the New Subadvisory  Agreement,  similar to DeAM's  responsibilities  under the DeAM Subadvisory  Agreement,
Jennison is  responsible  for managing  the  investment  operations  of the Large Cap Growth  Fund's  assets and for making investment  decisions and placing orders to purchase and sell securities for the Fund's assets,  all in accordance with the investment  objective  and  policies of the Fund as  reflected  in its  current  Prospectus  and  Statement  of  Additional
Information.  [The fee payable to Jennison by ASISI is  different  than the fee payable to DeAM under the DeAM  Subadvisory
Agreement.  The fee  schedule  payable  by ASISI to  Jennison  uses the same  asset  size  breakpoints  as that in the DeAM
Subadvisory  Agreement.  However,  under  the  DeAM  Subadvisory  Agreement,  assets  under  management  by DeAM  of  other portfolios  in  Strategic  Partners  were  combined  for  purposes  of  calculating  the annual fee  payable to DeAM.  This difference in calculation  may result in an increased fee to Jennison  under certain  circumstances;  however,  because the fee is paid by  ASISI  and not the  Fund,  the  potential  fee  increase  will  have no  effect  on the  expenses  borne by shareholders of the Fund.

         The New Subadvisory Agreement,  identical to the DeAM Subadvisory Agreement,  provides that it will remain in full force and effect for a period of two years from the date of its  execution,  and will  continue  thereafter  as long as its continuance is  specifically  approved at least annually by a vote of a majority of the outstanding  voting  securities (as that term is defined in the 1940 Act) of the Large Cap Growth Fund, or by the Board of  Directors,  and, in either case, by a majority  of the  Independent  Directors,  at a meeting  called for the  purpose  of voting on such  approval;  provided, however,  that (1) the New Subadvisory  Agreement may be terminated at any time without the payment of any penalty,  either by vote of the Board of Directors or by vote of a majority of the outstanding  voting  securities of the Fund, (2), the New
Subadvisory  Agreement  will terminate  immediately in the event of its assignment  (within the meaning of the 1940 Act) or upon the termination of the Fund's  management  agreement with ASISI and PI, and (3), the New Subadvisory  Agreement may be
terminated  at any time by  Jennison or ASISI and PI on not more than 60 days nor less than 30 days  written  notice to the other party.

         The New  Subadvisory  Agreement,  identical to the DeAM  Subadvisory  Agreement,  provides that, in the absence of willful  misfeasence,  bad faith,  gross negligence or reckless  disregard for its obligations  thereunder,  the subadviser will not be liable for any act or omission in connection with any services as subadviser to the Large Cap Growth Fund.

         The New  Subadvisory  Agreement  is governed by New York law while the DeAM  Subadvisory  Agreement is governed by
Connecticut law.

         The above  description of the New  Subadvisory  Agreement is qualified in its entirety by reference to the copy of the New Subadvisory Agreement attached as Attachment B to this proxy statement.

         The following  charts  contain  information  relating to the  subadvisory  fee payable  under the New  Subadvisory
Agreement to Jennison and under the DeAM  Subadvisory  Agreement to DeAM. Fees are expressed as annual  percentage rates of the average daily net assets of the Large Cap Growth Fund.

Subadvisory Fee Payable to Jennison                     Subadvisory Fee Paid to DeAM

0.20% on the first $500 million                         0.20% on the first $500 million*

0.15% on the next $500 million                          0.15% on the next $500 million

0.10% after $1 billion                                  0.10% after $1 billion

* For  purposes of  calculating  the fee to be paid to DeAM,  the portion of the average  daily net assets of the Large Cap
Growth Fund  managed by DeAM was  combined  with the portion of the average  daily net assets of other  series of Strategic
Partners and AST that had also retained DeAM as subadviser and were similarly managed.

         For the fiscal year ended October 31, 2003,  during which DeAM subadvised the Large Cap Growth Fund's assets,  the
Fund paid  ASISI an  advisory  fee of  $13,591,  of which  ASISI  paid a  subadvisory  fee of $3,020 to DeAM.  If the rates pursuant to the New  Subadvisory  Agreement been in effect during the fiscal year ended October 31, 2003,  Large Cap Growth
Fund would have paid ASISI the same advisory  fee, of which ASISI would have paid a  subadvisory  fee of $3,020 to DeAM, an
[increase/decrease] of $0.

         The  following  table sets forth  information  relating to the other  registered  investment  companies  or series thereof  for which  Jennison  acts as an  investment  adviser or  subadviser  with  investment  objectives,  policies,  and strategies that are substantially similar to those of the Large Cap Growth Fund.

------------------------------------- ----------------------------------- -----------------------------------

Fund                                  Annual Sub-advisory Fee (as a %     Approximate Net Assets as of
                                      of average daily net assets         March 31, 2004
                                      unless otherwise noted)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

AEGON/Transamerica Series Fund,       0.50% on first $300 million and     158,979,095
Inc. - Jennison Growth                0.45% on balance.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Manufacturers Investment Trust -      0.40% on first $300 million of      214,167,023
Capital Appreciation Trust            net assets and 0.35% on balance.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Metropolitan Series Fund, Inc. -      0.45% on first $100 million;        676,428,912
Jennison Growth Portfolio             0.40% on next $400 million; 0.35%
                                      on next $500 million and 0.30% on
                                      balance.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

The Prudential Investment             0.30% on first $300 million and     3,438,241,837
Portfolios, Inc. - Jennison Growth    0.25% on balance.
Fund
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

The Prudential Series Fund, Inc. -    0.75% on first $10 million; 0.50%   1,874,028,466
Jennison Portfolio                    on next $30 million; 0.35% on
                                      next $25 million; 0.25% on next
                                      $335 million; 0.22% on next $600
                                      million and 0.20% on balance.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Transamerica IDEX Mutual Funds - TA   0.40% on first $500 million and     75,990,317
IDEX Jennison Growth                  0.35% on balance.
------------------------------------- ----------------------------------- -----------------------------------

         The name,  position  with  Jennison and principal  occupation  of  Jennison's  directors  and principal  executive officers are set forth below.  The address of each person is 466 Lexington Avenue, New York, New York 10017.

--------------------------------------------------- ---------------------------------------------------------

Name and Address                                    Position with Jennison and Principal Occupation
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Dennis M. Kass                                      Director, Chairman and Chief Executive Officer,
                                                    ================================================
                                                         Jennison.  Director and Vice President, Prudential
                                                         ==================================================
                                                         Investment Management, Inc. ("PIM").  Director,
                                                         ===============================================
                                                         Prudential Trust Company ("PTC").
                                                         =================================
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Spiros Segalas                                      Director, President and Chief Investment Officer,
==============                                      ==================================================
                                                         Jennison.  Vice President, PTC.
                                                         ===============================
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Michael A. Del Balso                                Director and Executive Vice President, Jennison.  Vice
====================                                ======================================================
                                                         President, PTC.
                                                         ===============
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Karen E. Kohler                                     Director and Executive Vice President, Jennison.
===============                                     ================================================
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Kathleen A. McCarragher                             Director and Executive Vice President, Jennison.  Vice
=======================                             ======================================================
                                                         President, PTC.
                                                         ===============
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Mary-Jane Flaherty                                  Director, Jennison.  Managing Director - Strategic
==================                                  ==================================================
     Prudential Investment Management, Inc.              Initiatives, PIM.  Director and Vice President,
     ======================================              ===============================================
     Gateway Center Three, 15th Floor                    Prudential Asset Management Holding Company
     ================================                    ===========================================
     100 Mulberry Street                                 ("PAMHC").
     ===================                                 ==========
     Newark, New Jersey  07102
     =========================
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Philip N. Russo                                     Director, Jennison.  Director, PIM.  Director, PRICOA
===============                                     =====================================================
     Prudential Investment Management, Inc.              General Partner Limited.  Treasurer, PIM
     ======================================              ==========================
     Gateway Center Three, 15th Floor                    Warehouse, Inc. ("PIMW").  Chief Financial
     ================================
     100 Mulberry Street                                 Officer, Executive Vice President and Treasurer,
     ===================
     Newark, New Jersey  07102                           PIFM Holdco, Inc.  Chief Financial Officer,
     =========================
                                                         Executive Vice President and Treasurer, Prudential
                                                         Investments LLC.  Chief Financial Officer,
                                                         Prudential Mutual Fund Services LLC.  Vice
                                                         President Finance, PIM Foreign Investments, Inc.
                                                         ("PIMF").  Chief Financial Officer, Executive Vice
                                                         President and Director, American Skandia
                                                         Investment Services, Incorporated.  Chief
                                                         Financial Officer and Director, American Skandia
                                                         Fund Services, Inc.  Chief Financial Officer,
                                                         Executive Vice President and Director, American
                                                         Skandia Advisory Services, Inc.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
John R. Strangfeld                                  Director, Jennison.  Vice Chairman, Prudential
==================                                  ==============================================
     Prudential Financial, Inc.                          Financial, Inc. ("PFI").  Director and Chairman,
     ==========================                          ================================================
     751 Broad Street, 24th Floor                        PIM.  Director and President, PAMHC.  Director,
     ============================                        ===============================================
     Newark, New Jersey  07102                           Chairman and Chief Executive Officer, Prudential
     =========================                           ================================================
                                                         Securities Group Inc.  Director, Chairman and
                                                         =============================================
                                                         Chief Executive Officer, Prudential Equity Group,
                                                         =================================================
                                                         Inc.  Director and Chairman, PIM Global Financial
                                                         =================================================
                                                         Strategies, Inc.  Director and President,
                                                         =========================================
                                                         Prudential Capital and Investment Services, LLC.
                                                         ================================================
                                                         Chairman, Wachovia Securities, LLC.
                                                         ===================================
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Kevin C. Uebelein                                   Director, Jennison.  Director, Chief Investment
=================                                   ===============================================
     Prudential Investment Management (Japan),           Officer, Senior Managing Executive Officer,
                                                         ===========================================
         Inc.                                            Executive Officer, The Gibraltar Life Insurance
                                                         ===============================================
     Prudential Tower                                    Company, Ltd.  Senior Vice President, PIM.
                                                         ==========================================
     2-13-10 Nagata-cho, Chiyoda-ku                      Director, Prudential Investment Management
                                                         ==========================================
     Tokyo, 100-0014 Japan                               (Japan), Inc.  Director, Asian Infrastructure
                                                         =============================================
                                                         Mezzanine Capital Fund.  Director, Prudential
                                                         =============================================
                                                         Holdings of Japan, Inc.  Vice President,
                                                         ========================================
                                                         Prudential International Investments Corporation.
                                                         =================================================
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Bernard B. Winograd                                 Director, Jennison.  Director, Chief Executive Officer
===================                                 ======================================================
     Prudential Investment Management, Inc.              and President, PIM.  Director and Vice President,
     ======================================              =================================================
     Gateway Center Three, 15th Floor                    PAMHC.  Director and Chairman, PIMW.  Director and
     ================================                    ==================================================
     100 Mulberry Street                                 Chairman, PIC Holdings Limited.  Executive Vice
     ===================                                 ===============================================
     Newark, New Jersey  07102                           President, Prudential Investment Management
     =========================                           ===========================================
                                                         Services LLC.  Director and President, PIM
                                                         =======================================
                                                         Investments, Inc.  President, PIMF.  Signatory
                                                         Second Vice President, The Prudential Insurance
                                                         Company of America.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Blair A. Boyer                                      Executive Vice President, Jennison.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
David Chan                                          Executive Vice President, Jennison.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Thomas F. Doyle                                     Executive Vice President, Jennison.
     1000 Winter Street, Suite 4900
     Waltham, Massachusetts  02154
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Daniel J. Duane                                     Executive Vice President, Jennison.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Susan F. Hirsch                                     Executive Vice President, Jennison.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Jonathan R. Longley                                 Executive Vice President, Jennison.
     1000 Winter Street, Suite 4900
     Waltham, Massachusetts  02154
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Mehdi A. Mahmud                                     Executive Vice President, Jennison.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Jeffrey P. Siegel                                   Executive Vice President, Jennison.
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Mirry M. Hwang                                      Secretary and Vice President
--------------------------------------------------- ---------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------
Kenneth Moore                                       Treasurer, Senior Vice President and Chief Financial
                                                         Officer
--------------------------------------------------- ---------------------------------------------------------

Matters Considered by the Board

         On January 23, 2004, the Board,  including the  Independent  Directors,  considered the  recommendation  of PI and
ASISI to replace DeAM with Jennison as subadviser to the Large Cap Growth Fund. The Directors  considered  the  performance of DeAM and the  challenges  that it faced in  managing  the Large Cap Growth  Fund  given the small size of the Fund.  The
Board  considered the  recommendation  by PI and ASISI of terminating  DeAM as subadviser.  The Board also  considered that the Large Cap Growth Fund had not  achieved  scale and had total net assets of only  approximately  $1.8  million.  At this meeting,  the Board  considered and determined that the  reorganization  transaction as described in Proposal No. 1 was the best course of action to take  regarding  the Large Cap Growth  Fund.  The Board  considered  the  difficulty  of finding a replacement  subadviser  given both the small size of the Fund and the interim nature of any  subadvisory  relationship  in view of the  possibility  of the Fund  reorganizing  with Jennison  Growth Fund. As a result of these  considerations,  the
Board,  including the Independent  Directors,  unanimously  approved the termination of the DeAM Subadvisory  Agreement and the  appointment  of Jennison as  subadviser  on an interim  basis until such time as the  reorganization  transaction  was consummated.  The Board's  determination  to approve  Jennison on an interim basis was based on, among other  factors,  the performance of Jennison,  which demonstrated  historically strong and consistent  performance  relative to DeAM in managing the Jennison Growth Fund,  which has similar  investment  strategies and policies,  over the short-term  (one,  three,  and six-months)  and  comparable  performance  over a one-year  period.  The Board also  considered,  among other  things,  the strength of Jennison's investment management team, which has considerable experience in investing in growth stocks.

         Based on these  factors,  the Board  determined  to appoint  Jennison as subadviser to Large Cap Growth Fund on an interim  basis.  When it became  apparent that the  contemplated  reorganization  transaction  would likely not take effect until after the expiration of the Interim  Subadvisory  Agreement,  the Board, at a telephonic  meeting held on ____, 2004, unanimously  approved  in  principle,  the  New  Subadvisory  Agreement.  The  Board's  determination  to  approve  the New
Subadvisory  Agreement with Jennison was based on the same factors used to approve the Interim  Subadvisory  Agreement.  In addition,  the Board  considered  that if the  reorganization  transaction was not  consummated,  the Large Cap Growth Fund would be able to continue  operations with a subadviser that has  successfully  managed Jennison Growth Fund, a fund with a similar investment style, and that these subadvisory services would continue for a period of at least two years.

         The Board, including the Independent Board Members recommends that you vote "for" Proposal No. 2.

         Although  shareholder  approval is being  requested for Proposals Nos. 1 and 2, the adoption of either Proposal is not contingent on shareholder  approval of the other  Proposal.  This means that if  shareholders  do not approve  Proposal
No. 1, but do approve  Proposal No. 2, ASISI and PI will implement the New  Subadvisory  Agreement with Jennison which will operate for an initial period of two years,  unless sooner  terminated in accordance  with the New  Subadvisory  Agreement.
If Proposal No. 2 is not approved by the  shareholders  of the Fund,  the Board will consider  what other  action,  if any, should be taken to obtain subadvisory services with respect to the Large Cap Growth Fund.

                                     ADDITIONAL INFORMATION ABOUT JENNISON GROWTH FUND

Jennison  Growth Fund's  Prospectus  dated December 3, 2003, as supplemented to date, is enclosed with this Proxy Statement and is  incorporated  into this Proxy  Statement  by  reference.  The  Prospectus  contains  additional  information  about
Jennison Growth Fund,  including its investment  objective and policies,  manager,  investment  adviser,  advisory fees and expenses,  organization and procedures for purchasing and redeeming  shares.  The Prospectus also contains  Jennison Growth
Fund's  financial  highlights  for the  fiscal  year ended  September  30,  2003,  which are  incorporated  into this Proxy
Statement by reference.  The audited financial  statements of Jennison Growth Fund are included in the Fund's Annual Report dated September 30, 2003, which is also enclosed with this Proxy Statement.

                                                       MISCELLANEOUS

Independent Auditors

The audited  financial  statements of Large Cap Growth Fund and Jennison  Growth Fund,  incorporated  by reference into the
Statement of Additional Information,  have been audited by PricewaterhouseCoopers  LLP, independent auditors, whose reports thereon are included in the Annual Reports to  Shareholders  for Large Cap Growth Fund's fiscal year ended October 31, 2003
and  Jennison   Growth   Fund's   fiscal  year  ended   September   30,  2003.   The   financial   statements   audited  by
PricewaterhouseCoopers  LLP have been  incorporated  by reference in reliance on their reports given on their  authority as experts in auditing and accounting.

Available Information

Large Cap Growth Fund and Jennison  Growth Fund are each subject to the 1940 Act, and in accordance  with these laws,  they each file  reports,  proxy  material  and other  information  with the  Commission.  Such  reports,  proxy and  information statements,  proxy material and other  information  can be inspected and copied at the Public  Reference Room in Washington
D.C.  Information  on  the  operation  of  the  Public  Reference  Room  may be  obtained  by  calling  the  Commission  at
1-202-942-8090.  Reports and other  information  about the Funds are  available on the EDGAR  Database on the  Commission's
Internet site at http:  //www.sec.gov,  and copies of this information may be obtained,  after paying a duplicating fee, by
                 --------------------
electronic  request  at the  following  E-mail  address:  publicinfo@sec.gov,  or by  writing  to the  Commission's  Public
                                                          ------------------
Reference Section, Washington, D.C. 20549-0102.

Notice to Banks, Broker-Dealers and Voting Directors and Their Nominees

Please advise Large Cap Growth Fund,  care of Prudential  Investment  Management  Services LLC,  Gateway Center Three,  100
Mulberry Street,  14th Floor,  Newark,  New Jersey 07102,  whether other persons are beneficial  owners of shares for which proxies  are being  solicited  and,  if so, the number of copies of this  Proxy  Statement  you wish to receive in order to supply copies to the beneficial owners of the shares.

                                                   SHAREHOLDER PROPOSALS

Strategic  Partners is not required to hold regular  annual  meetings and, in order to minimize  costs,  does not intend to hold meetings of shareholders  unless so required by applicable law,  regulatory policy or if otherwise deemed advisable by its Board.  Therefore,  it is not  practicable to specify a date by which  shareholder  proposals must be received in order to be  incorporated  in an upcoming proxy  statement for an annual  meeting.  If Proposal No. 1 is approved at the Meeting, there will likely not be any future shareholder meetings of Large Cap Growth Fund.

                                                      OTHER BUSINESS

Management of Large Cap Growth Fund knows of no business to be presented at the Meeting  other than the proposal  described in this Proxy  Statement.  However,  if any other matter requiring a shareholder vote should be properly brought before the meeting,  the proxies  will vote  according to their best  judgment in the  interest of Large Cap Growth Fund,  taking into account all relevant circumstances.

By order of the Board of Directors of Strategic Partners

** GRAPHIC **

MARGUERITE E. H. MORRISON
Secretary

May __, 2004

                             It is important that you execute and return your proxy promptly.

Attachment A

                                          FORM Of PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this ____th day of _____,  2004,  by and between
Strategic  Partners Mutual Funds, Inc.  ("SPMF"),  a corporation  organized under the laws of the State of Maryland with its  principal  place of  business  at One  Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the
Strategic  Partners  Managed  Large Cap Growth  Fund,  a series of SPMF (the  "Acquired  Fund") and The  Prudential
Investment  Portfolios,  Inc.  ("PIP"),  a corporation  organized  under the laws of the State of Maryland with its principal place of business at Gateway Center Three,  100 Mulberry Street,  Newark,  New Jersey 07102, on behalf of the Jennison Growth Fund, a series of PIP (the  "Acquiring  Fund").  Together,  the Acquiring Fund and the Acquired
Fund are  referred  to as the  "Funds,"  and SPMF and PIP are  referred  to as the  "Companies."  SPMF  consists of twenty three series,  one of which is the Acquired  Fund,  which is divided into six classes,  designated  Class A,
Class B, Class C, Class L, Class M and Class X. PIP consists of four series,  one of which is the  Acquiring  Fund, which is divided into four classes, designated Class A, Class B, Class C and Class Z.

         The Plan has been  structured  with the  intention  that it qualify for federal  income tax  purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code).

         The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by the Acquiring  Fund, of all of the property,  assets and goodwill of the Acquired Fund and the assumption by the
Acquiring Fund of all of the  liabilities of the Acquired Fund, if any, in exchange  solely for full and fractional shares of common stock ("Common  Stock"),  par value $0.001 each, of the Acquiring Fund (as defined in Section 1(b)
as the  "Acquiring  Fund  Shares");  (ii) the  distribution  after the Closing  Date (as provided in Section 3), of
Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according  to their  respective  interests  in complete  liquidation of the Acquired  Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable after the Closing, all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan,  the  following  actions shall be taken by SPMF and PIP on behalf of the
Acquired Fund and the Acquiring Fund, respectively:

1.       Sale and  Transfer  of Assets of the  Acquired  Fund in  Exchange  for Shares of the  Acquiring  Fund and
         ----------------------------------------------------------------------------------------------------------
         Assumption of Liabilities if Any, and Liquidation and Dissolution of Acquired Fund.
         -----------------------------------------------------------------------------------

         (a)      Subject  to the  terms  and  conditions  of this  Plan and on the  basis of the  representations, warranties  and  covenants  contained  herein,  SPMF on behalf of the  Acquired  Fund shall sell,  assign,  convey, transfer and deliver to the Acquiring  Fund at the Closing all of the Acquired  Fund's then existing  assets as set forth in this  paragraph  1(a)  (hereinafter  "Net  Assets").  The Net Assets to be acquired by the Acquiring  Fund shall include without  limitation all cash,  cash  equivalents,  securities,  receivables  (including  interest and dividends  receivable)  and all other  property of any kind owned by the Acquired  Fund and any deferred or prepaid expenses  shown as assets on the books of the  Acquired  Fund on the Closing  Date (as  provided in Section 3). The
Acquiring Fund has no plan or intent to sell or otherwise  dispose of any assets of the Acquired  Fund,  other than in the ordinary course of business.

         (b)      Subject to the terms and  conditions of this Plan,  PIP on behalf of the Acquiring  Fund shall at the Closing  issue and deliver to the Acquired  Fund in exchange for the Net Assets of the Acquired  Fund,  the (i)
number of shares of Class A Common  Stock in  Acquiring  Fund  determined  by  dividing  the net asset value of the
Acquired  Fund  allocable to Class A and Class L shares of common stock  (computed in the manner and as of the time and date set forth in Section  2) by the net asset  value  allocable  to a share of  Acquiring  Fund Class A Common
Stock  (computed  in the manner and as of the time and date set forth in Section 2) (ii)  number of shares of Class
B Common Stock in Acquiring  Fund  determined  by dividing  the net asset value of the Acquired  Fund  allocable to
Class B, Class M and Class X shares of common  stock  (computed in the manner and as of the time and date set forth in Section 2) by the net asset value  allocable to a share of Acquiring Fund Class B Common Stock  (computed in the manner  and as of the time and date set forth in  Section  2);  (iii)  number of shares of Class C Common  Stock in
Acquiring  Fund  determined  by dividing  the net asset value of the Acquired  Fund  allocable to Class C shares of common  stock  (computed  in the manner and as of the time and date set forth in Section 2) by the net asset  value allocable  to a share of Acquiring  Fund Class C Common  Stock  (computed in the manner and as of the time and date set forth in Section  2); and (iv)  assume all of the  Acquired  Fund's  liabilities,  if any, as set forth in this
Section 1(b).  Except as otherwise  provided  herein,  Acquiring Fund will assume from the Acquired Fund all debts, liabilities,  obligations and duties of the Acquired Fund of whatever kind or nature,  whether  absolute,  accrued, contingent  or  otherwise,  whether or not  determinable  as of the Closing  Date and  whether or not  specifically referred to in this Plan;  provided,  however,  that SPMF agrees to utilize its best  efforts to cause the Acquired
Fund to discharge  all of the known debts,  liabilities,  obligations  and duties of the Acquired Fund prior to the
Closing Date.
         (c)       As soon after the Closing Date as is conveniently  practicable,  but in any event within 30 days of the Closing Date,  the Acquired Fund shall  distribute pro rata to its Class A, Class B, Class C, Class L, Class
M and Class X  shareholders  of record,  determined as of the close of business on the Closing  Date,  the Class A,
Class B and Class C shares of the  Acquiring  Fund  received by the Acquired  Fund  pursuant to  Paragraph  1(b) in exchange  for their  interest  in the  Acquired  Fund and then shall  terminate  and  dissolve in  accordance  with applicable law. Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share  records of PIP relating to the Acquiring  Fund and noting in such accounts the names of the former  Acquired
Fund's  shareholders,  the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their  respective  holdings of the  Acquired  Fund as of the close of  business  on the  Closing  Date and transferring  thereto  the  respective  pro rata  number  of  Acquiring  Fund  Class A,  Class B and Class C shares credited to the account of the former  Acquired Fund  shareholder  on the books of the Acquiring  Fund.  Fractional
Acquiring  Fund  Shares  shall be  carried  to the  third  decimal  place.  The  Acquiring  Fund  shall  not  issue certificates representing the Acquiring Fund shares in connection with such exchange.

         (d)      Ownership  of  Acquiring  Fund Shares  will be shown on the books of  Acquiring  Fund's  transfer agent.  Acquiring Fund Shares will be issued in the manner  described in Acquiring Fund's  then-current  prospectus and PIP's statement of additional information.

         (e)      Any transfer  taxes payable upon issuance of Acquiring  Fund Shares in exchange for shares of the
Acquired  Fund in a name other than that of the  registered  holder of the shares  being  exchanged on the books of the  Acquired  Fund as of that  time  shall  be paid by the  person  to whom  such  shares  are to be  issued  as a condition to the registration of such transfer.

2.       Valuation.
         ----------

         (a)      The value of the  Acquired  Fund's  Net  Assets  and  liabilities  to be  acquired  and  assumed, respectively,  by the Acquiring  Fund  hereunder  shall be the net asset value  computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being  hereinafter  called the "Valuation  Time") using the  valuation  procedures  set forth in SPMF's then  currently  effective  prospectus  and statement of additional information.

         (b)      The net asset  value of Class A,  Class B and Class C shares of the  Acquiring  Fund shall be the net asset value for such shares computed on a  class-by-class  basis,  determined to the third decimal point, as of the  Valuation  Time  using the  valuation  procedures  set forth in  Acquiring  Fund's  then  currently  effective prospectus and PIP's statement of additional information.

         (c)      The  number of  Acquiring  Fund  Shares to be issued  (including  fractional  shares,  if any) in exchange for the Acquired Fund's Net Assets shall be calculated as set forth in Paragraph 1(b).

3.       Closing and Closing Date.
         -------------------------

         (a)      The  consummation of the  transactions  contemplated  hereby shall take place at the Closing (the
"Closing").  The date of the Closing (the  "Closing  Date") shall be ________,  2004, or such earlier or later date as  determined  by SPMF's and PIP's  officers.  All acts taking place at the Closing  shall be deemed to take place simultaneously  as of the close of business on the Closing Date unless otherwise  provided.  The Closing shall take place at the  principal  office of PIP or at such other place as the parties may agree [at 5:00 P.M.  Eastern  time on the Closing  Date].  SPMF on behalf of the Acquired Fund shall have  provided for  delivery,  as of the Closing, of the Acquired  Fund's Net Assets to be transferred  to the account of the Acquiring Fund at the Acquiring  Fund's
Custodian,  Prudential  Mutual Fund  Services Inc.  Also,  SPMF on behalf of the Acquired Fund shall produce at the
Closing a list of names and addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and  fractional  shares  owned by each  such  shareholder,  all as of the  Valuation  Time,  certified  by its transfer  agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  PIP on behalf of the Acquiring Fund shall issue and deliver to the Secretary of SPMF at the Closing a  confirmation  or other  evidence  satisfactory  to SPMF that  Acquiring  Fund Shares  have been or will be credited to the  Acquired
Fund's  account on the books of the  Acquiring  Fund.  At the Closing,  each party shall  deliver to the other such bills of sale, checks,  assignments,  share  certificates,  receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

         (b)      In the  event  that  immediately  prior to the  Valuation  Time (a) the New York  Stock  Exchange
(NYSE) or other  primary  exchange  is closed to trading or trading  thereon is  restricted  or (b)  trading or the reporting of trading on the NYSE or other  primary  exchange or elsewhere is disrupted so that  accurate  appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the  Acquiring  Fund is impracticable,  the Closing Date shall be postponed  until the first  business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.       Representations and Warranties by SPMF on behalf of the Acquired Fund.
         ----------------------------------------------------------------------

         SPMF makes the following representations and warranties:

         (a)      The Acquired Fund is a series of SPMF, a corporation  duly organized  under the laws of the State of  Maryland  and  validly  existing  [and in good  standing]  under  the laws of that  jurisdiction.  SPMF is duly registered  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act"),  as an open-end,  management investment  company  and  such  registration  is in full  force  and  effect.  The  Acquired  Fund  has  been  duly established in accordance with the terms of SPMF's Charter as a separate series of SPMF.

         (b)      Except as may be previously  disclosed in writing to Acquiring  Fund,  there is no material suit, judicial  action,  or legal or  administrative  proceeding or  investigation of or before any court or governmental body pending or to its knowledge  threatened  against  either of SPMF or the Acquired Fund or any of the properties or assets of SPMF or the Acquired Fund.  Except as previously  disclosed in writing to Acquiring  Fund,  SPMF knows of no facts that might form the basis for the  institution  of such  proceedings,  and with respect to the Acquired
Fund,  SPMF is not a party to or  subject  to the  provisions  of any  order,  decree or  judgment  of any court or governmental  body  that  materially  and  adversely  affects  its  business  or  its  ability  to  consummate  the transactions herein contemplated.

         (c)      SPMF on behalf of the  Acquired  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest of Acquired Fund shares,  par value $0.001 each,  each  outstanding  share of which is, and at the Closing Date will be, duly and validly authorized, issued and outstanding,  fully paid, non-assessable,  freely transferable and have full voting rights.

         (d)      All issued and  outstanding  shares of the Acquired  Fund will,  at the time of the  Closing,  be held in the name of the persons and in the amounts set forth in the list of  shareholders  submitted  to  Acquiring
Fund in accordance  with the provisions of Paragraph 3(a). The Acquired Fund has no outstanding  options,  warrants or other rights to subscribe for or purchase any of its shares,  nor is there outstanding any security  convertible into any of its  shares,  except for Class B and Class X shares  which have the  conversion  feature  described  in
Acquired Fund's current Prospectus.

         (e)      The  Portfolio of  Investments,  Statement of Assets and  Liabilities,  Statement of  Operations,
Statement of Changes in Net Assets,  and Financial  Highlights of the Acquired Fund at October 31, 2003 and for the
fiscal year then ended  (copies of which have been  furnished to PIP) have been  audited by  PricewaterhouseCoopers
LLP,  independent  accountants,   in  accordance  with  generally  accepted  auditing  standards.   Such  financial
statements are prepared in accordance with generally  accepted  accounting  principles and present  fairly,  in all material respects, the financial condition,  results of operations,  changes in net assets and financial highlights of the Acquired Fund as of and for the period ended on such date,  and there are no material  known  liabilities of the Acquired Fund (contingent or otherwise) not disclosed therein.

         (f)      Since October 31, 2003,  there has not been any material  adverse change in the Acquired  Fund's'
financial  condition,  assets,  liabilities  or business  other than changes  occurring  in the ordinary  course of business,  or any  incurrence by the Acquired Fund of  indebtedness  maturing more than one year from the date such indebtedness  was  incurred,  except as  otherwise  disclosed  to and  accepted  by PIP.  For the  purposes of this paragraph,  a decline in net assets,  net asset  value per share or a decrease in the number of shares  outstanding shall not constitute a material adverse change.

         (g)      SPMF has the  necessary  power and  authority  to conduct the  Acquired  Fund's  business as such business is now being conducted.

         (h)      SPMF is not,  and the  execution,  delivery  and  performance  of this Plan will not  result,  in violation  of any  provision  of SPMF's  Charter or By-laws or of any material  agreement,  indenture,  instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.

         (i)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (j)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal  income tax purposes  under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the
"Code") and the  Acquired  Fund has  qualified  as a RIC for each  taxable  year since its  inception,  and will so qualify as of the Closing Date.  The  consummation  of the  transactions  contemplated  by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

         (k)      At the date  hereof and at the Closing  Date,  there are no known  actual or proposed  deficiency assessments  with  respect  to any taxes  payable  by the  Acquired  Fund.  For each past  calendar  year  since it commenced  operations,  the Acquired Fund has made such  distributions  as are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed.

         (l)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification  Number and Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise  timely  instituted the  appropriate  backup  withholding  procedures  with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

         (m)      The  information  furnished  and to be  furnished  by SPMF for use in  applications  for  orders, registration  statements,  proxy  materials  and other  documents  that may be  necessary  in  connection  with the transactions  contemplated  hereby is and  shall be  accurate  and  complete  in all  material  respects  and is in compliance  and shall  comply in all  material  respects  with  applicable  federal  securities  and other laws and regulations.

         (n)      The  statement of assets and  liabilities  to be created by SPMF for the Acquired  Fund as of the
Valuation  Time for the  purpose of  determining  the number of  Acquiring  Fund  Shares to be issued  pursuant  to
Section 1 of this Plan will accurately  reflect the Net Assets of the Acquired Fund, and outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (o)      At the Closing,  SPMF will have good and  marketable  title to the assets of the Acquired Fund to be transferred to Acquiring Fund pursuant to Paragraph 1(a), and full right,  power and authority to sell,  assign, transfer and deliver such assets  hereunder  free of any liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances  as do not  materially  detract  from the value or use of the assets subject thereto, or materially affect title thereto.

         (p)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary  action of SPMF's Board of Directors,  and this Plan  constitutes a valid and binding  obligation of SPMF and of the Acquired Fund enforceable in accordance with its terms subject to any required shareholder approval.

5.       Representations and Warranties by PIP on behalf of the Acquiring Fund.
         ----------------------------------------------------------------------

         PIP makes the following representations and warranties:

         (a)      The Acquiring Fund is a series of PIP, a corporation  duly organized  under the laws of the State of  Maryland  and  validly  existing  and in  good  standing  under  the  laws of  that  jurisdiction.  PIP is duly registered under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective  registration  statement  filed under the  Securities  Act of 1933, as amended  (the  "1933  Act")  and such  registration  is in full  force  and  effect.  Acquiring  Fund has been duly established in accordance with the terms of PIP's Amended and Restated Charter as a separate series of PIP.

         (b)      Except as may be previously  disclosed in writing to SPMF,  there is no material  suit,  judicial action,  or legal or  administrative  proceeding  or  investigation  of or before  any court or  governmental  body pending or to its knowledge  threatened  against  either of PIP or the Acquiring  Fund or any of the  properties or assets of PIP or the  Acquiring  Fund.  Except as may be previously  disclosed in writing to SPMF,  PIP knows of no fact that might form the basis for the  institution  of such  proceeding,  and with respect to the Acquiring  Fund,
PIP is not a party to or subject to the  provisions of any order,  decree or judgment of any court or  governmental body that  materially  and adversely  affects its business or its ability to  consummate  the  transactions  herein contemplated.

         (c)      PIP on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest of  Acquiring  Fund,  par value $0.001 each,  each  outstanding  share of which is, and at the
Closing  Date will be, duly and validly  authorized  issued and  outstanding,  fully paid,  non-assessable,  freely transferable  and have full  voting  rights.  Except as  contemplated  by this Plan,  Acquiring  Fund does not have outstanding  any  options,  warrants or other  rights to  subscribe  for or purchase any of its shares nor is there outstanding any security  convertible  into any of its shares,  except for Class B shares which have the conversion feature described in Acquiring Fund's current Prospectus.

         (d)      At the  Closing,  Acquiring  Fund  Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (e)      The  Portfolio of  Investments,  Statement of Assets and  Liabilities,  Statement of  Operations,
Statement of Changes in Net Assets,  and Financial  Highlights of Acquiring  Fund at September 30, 2003 and for the
fiscal year then ended  (copies of which have been  furnished to SPMF) have been audited by  PricewaterhouseCoopers
LLP,  independent  accountants,   in  accordance  with  generally  accepted  auditing  standards.   Such  financial
statements are prepared in accordance with generally  accepted  accounting  principles and present  fairly,  in all material respects, the financial condition,  results of operations,  changes in net assets and financial highlights of Acquiring Fund as of and for the period ended on such date,  and there are no material known  liabilities of the
Acquiring Fund (contingent or otherwise) not disclosed therein.

         (f)      Since  September  30,  2003,  there has not been any  material  adverse  change in the  Acquiring
Fund's' financial  condition,  assets,  liabilities or business other than changes occurring in the ordinary course of business,  or any  incurrence by the Acquiring  Fund of  indebtedness  maturing more than one year from the date such  indebtedness  was incurred,  except as otherwise  disclosed to and accepted by SPMF. For the purposes of this paragraph,  a decline in net assets,  net asset  value per share or a decrease in the number of shares  outstanding shall not constitute a material adverse change.

         (g)      PIP has the  necessary  power and  authority  to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (h)      PIP is not,  and the  execution,  delivery  and  performance  of this  Plan will not  result,  in violation  of any  provision  of PIP's  Amended  and  Restated  Charter or Amended and  Restated  By-laws or of any material agreement,  indenture,  instrument,  contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

         (i)      The  Acquiring  Fund has elected to be treated as a RIC for  federal  income tax  purposes  under
Part I of  Subchapter M of the Code and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will so qualify as of the Closing Date. The consummation of the  transactions  contemplated by this
Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

         (j)      At the date  hereof and at the Closing  Date,  there are no known  actual or proposed  deficiency assessments  with  respect  to any taxes  payable  by the  Acquiring  Fund.  For each past  calendar  year since it commenced  operations,  Acquiring  Fund has made such  distributions  as are  necessary to avoid the  imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed.

         (k)      The  information  furnished  and to be  furnished  by PIP for  use in  applications  for  orders, registration  statements,  proxy  materials  and other  documents  that may be  necessary  in  connection  with the transactions  contemplated  hereby is and  shall be  accurate  and  complete  in all  material  respects  and is in compliance  and shall  comply in all  material  respects  with  applicable  federal  securities  and other laws and regulations.

         (l)      The  statement  of assets  and  liabilities  to be created  by PIP for  Acquiring  Fund as of the
Valuation  Time for the  purpose of  determining  the number of  Acquiring  Fund  Shares to be issued  pursuant  to
Section 1 of this Plan will accurately  reflect the net assets of the Acquiring Fund, and  outstanding  shares,  as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (m)      At the Closing,  the Acquiring Fund will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in the paragraph  above,  and full right,  power and  authority to sell,  assign,  transfer and deliver  such assets  hereunder  free and clear of all liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances as do not materially  detract from the value or use of the assets subject thereto,  or materially  affect title thereto.  The
Acquiring  Fund Shares to be issued and  delivered to SPMF for and on behalf of the Acquired  Fund pursuant to this
Plan will,  at the Closing  Date,  have been duly  authorized  and,  when issued and  delivered as provided in this
Plan, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable.

7.       The execution,  delivery,  and performance of this Plan have been duly authorized by all necessary  action of PIP's  Board of  Directors,  and by all  necessary  corporate  action  on the part of
                           Acquiring Fund and this Plan constitutes a valid and binding  obligation  enforceable in accordance with its terms subject to any required shareholder approval.

7.       Covenants of the Companies on behalf of the Funds.
         --------------------------------------------------

(a)      The  Companies  intend to operate  each Fund's  respective  business in the  ordinary  course as presently conducted  between the date hereof and the Closing Date, it being  understood  that the ordinary course of business will include  declaring and paying customary  dividends and other  distributions  and such changes in operations as are contemplated by the normal operations of the Funds

(b)      The Companies  covenant that the Acquired Fund will not acquire the Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)      SPMF on behalf of the Acquired  Fund  covenants,  if this Plan is  consummated,  to liquidate and dissolve the  Acquired  Fund  immediately  following  its  distribution  of the  Acquiring  Fund shares to the  shareholders pursuant to Section 1(d).

(d)      The  Companies  covenant  that,  by the  Closing,  each of the Fund's  Federal  and other tax  returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)      At the  Closing,  SPMF  on  behalf  of the  Acquired  Fund  covenants  to  have  available  a copy  of the shareholder  ledger accounts,  certified by SPMF's transfer agent or its President or a Vice-President  to the best of its or his or her  knowledge  and  belief,  for  all the  shareholders  of  record  of  Acquired  Fund as of the
Valuation Time who are to become  shareholders  of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)      SPMF  covenants  to mail to each  shareholder  of  record of the  Acquired  Fund  entitled  to vote at the meeting of its  shareholders  at which action on this Plan is to be considered,  in sufficient  time to comply with requirements  as to notice thereof,  a proxy statement of the Acquired Fund (the "Proxy  Statement") and prospectus of the Acquiring Fund (the "Prospectus")  that complies in all material respects with the applicable  provisions of
Section 14(a) of the  Securities  Exchange Act of 1934,  as amended the (the "1934 Act"),  and Section 20(a) of the
1940 Act, and the rules and regulations, respectively, thereunder.

(g)      PIP  covenants  to file with the U.S.  Securities  and  Exchange  Commission  (the  "SEC") a  registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable  hereunder  (including any supplement or amendment thereto, the "Registration  Statement"),  and will use its best efforts to provide that the
Registration  Statement  becomes  effective  as promptly as  practicable.  At the time the  Registration  Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and on the Closing Date, the

Proxy  Statement of the Acquired  Fund,  the  Prospectus  of the  Acquiring  Fund and the  Statement of  Additional
Information of Acquiring Fund to be included in the Registration  Statement  (collectively,  Proxy Statement),  and the  Registration  Statement will: (i) comply in all material  respects with the applicable  provisions of the 1933
Act,  the 1934 Act and the 1940 Act, and the rules and  regulations  promulgated  thereunder;  and (ii) not contain any  untrue  statement  of a  material  fact or omit to state a  material  fact  required  to be stated  therein or necessary  in order to make the  statements  made therein in the light of the  circumstances  under which they were made, not misleading.

(h)      SPMF  covenants to call a meeting of the  shareholders  of the Acquired Fund to consider and act upon this
Plan and to use all reasonable  efforts to obtain approval of the transactions  contemplated  hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)      SPMF  covenants  that it will,  from time to time,  as and when  requested by PIP,  execute and deliver or cause to be executed  and  delivered,  all such  assignments  and other  instruments,  and will take or cause to be taken such  further  action,  as PIP may deem  necessary  or desirable in order to vest in and confirm to Acquiring
Fund title to and possession of all the Net Assets to be sold,  assigned,  transferred and delivered  hereunder and otherwise to carry out the intent and purpose of this Plan.

7.       PIP covenants to use all  reasonable  efforts to obtain the approvals and  authorizations  required by the
              1933 Act, the 1940 Act (including the  determinations  of its Board of Directors as set forth in Rule
              17a-8(a)  thereunder)  and such of the state Blue Sky or securities  laws as it may deem  appropriate in order to continue its operations after the Closing Date.

7.       PIP  covenants  that it will,  from time to time,  as and when  requested by SPMF,  execute and deliver or cause to be executed and  delivered  all such  assignments  and other  instruments,  and will take or cause to be taken such further  action,  as SPMF may deem necessary or desirable in order to (i) vest in and  confirm to  Acquired  Fund title to and  possession  of all the  Acquiring  Fund Shares to be transferred to the  shareholders  of the Acquired Fund pursuant to this Plan;  (ii) assume all of the liabilities of the Acquired Fund in accordance  with this Plan; and (iii)  otherwise to carry out the intent and purpose of this Plan.

7.       Conditions Precedent to Obligations of the Companies.
         -----------------------------------------------------

         The obligations of PIP and SPMF hereunder are subject to the  performance by SPMF and PIP  respectively of all the  obligations  to be performed by such  Company,  hereunder on or before the Closing Date and the  following further conditions:

(a)      All  representations  and  warranties  of each of the  Companies  contained in this Plan shall be true and correct in all  material  respects as of the date hereof  and,  except as they may be affected by the  transactions contemplated  by this  Plan,  as of the  Closing  Date,  with the same force and effect as if made on and as of the
Closing Date.
(b)      SPMF and PIP shall each execute and deliver to PIP and SPMF,  respectively,  a  certificate  signed by the
President or a Vice President and by the Secretary or equivalent  officer of SPMF or PIP, as  applicable,  dated as of the Closing Date, to the effect that: (i) all the  representations  and warranties  contained herein  concerning the Acquired Fund or Acquiring  Fund,  as  applicable,  are true and correct in all material  respects at and as of the  Closing  Date,  except  as they may be  affected  by the  transactions  contemplated  by this  Plan;  and (ii)
performance  of all  obligations  required by this Plan to be performed by the Acquired Fund or Acquiring  Fund, or
SPMF or PIP, as applicable, on behalf of the applicable Fund have occurred at or prior to the Closing.

(c)      That the form of this Plan shall have been  adopted and  approved by the  appropriate  action of the Board of Directors of each Company on behalf of the Funds  (including  the  determinations  of the Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(d)      That the SEC shall not have issued an  unfavorable  management  report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding  seeking to enjoin  consummation  of the Plan under Section
25(c)  of the 1940  Act.  And,  further,  no other  legal,  administrative  or other  proceeding  shall  have  been instituted or to the best of either  Company's  knowledge have been threatened that would  materially and adversely affect the business or financial  condition of a Fund,  would  prohibit  the  transactions  contemplated  hereby or would adversely affect the ability of a Fund to consummate the transactions herein contemplated.

(e)      That the Plan  contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(f)      That a distribution  or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of  distributing  to  shareholders of each
Fund (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital  gain net income from any prior  period.  Capital  gain net income has the meaning  assigned to such term by Section  1222(9)
of the Code.

(g)      SPMF shall have received on the Closing Date a favorable  opinion from (i) Piper Rudnick,  special counsel to PIP,  with  respect to items in this  section  that  relate to  matters of  Maryland  law,  and (ii)  Sullivan &
Cromwell,  LLP counsel to Acquiring  Fund,  with respect to certain other items in this  section,  each dated as of the Closing Date, to the effect that:

(1)      PIP is a  corporation  duly  organized and validly  existing  under the laws of the State of Maryland with power under its Amended and  Restated  Charter to own all of its  properties  and assets and, to the knowledge of such counsel,  to carry on its business as presently  conducted;  and the
                      Acquiring Fund has been duly  established  in accordance  with the terms of PIP's Amended and
                      Restated Charter as a separate series of PIP;

(2)      This Plan has been duly  authorized,  executed and delivered by PIP, on behalf of the Acquiring  Fund and, assuming  due  authorization,  execution  and  delivery  of the Plan by SPMF on behalf of the
                      Acquired  Fund,  is and  constitutes  a valid and legally  binding  obligation of PIP and the
                      Acquiring Fund,  enforceable  against the assets of the Acquiring Fund in accordance with its terms, subject to bankruptcy,  insolvency,  fraudulent transfer,  reorganization,  moratorium and similar laws of general  applicability  relating to or affecting creditors' rights and to general  equity  principles,  provided  that such  counsel  may state  that they  express  no opinion as to the validity or  enforceability  of any provision  regarding choice of Maryland law to govern this Plan;

(3)      All  actions  required  to be  taken  by PIP and the  Acquiring  Fund to  authorize  and  effect  the Plan contemplated  hereby have been duly  authorized  by all  necessary  action on the part of PIP and the Acquiring Fund;

(4)      The Acquiring  Fund Shares to be issued and  distributed  to the  shareholders  of the Acquired Fund under this Plan,  assuming their due  authorization  and delivery as contemplated by this Plan, and upon delivery  against  transfer of the Acquired  Fund's Net Assets,  will be validly  issued and outstanding and fully paid and  non-assessable,  and no shareholder of Acquiring Fund has any pre-emptive right to subscribe therefor or purchase such shares;

(5)      The  execution  and  delivery  of the  Plan  did  not  and  the  performance  of  this  Plan by PIP of its obligations  hereunder  will not violate any provision of PIP's Amended and Restated  Charter or  Amended  and  Restated  By-laws,  or  result  in a  default  or a  breach  of (a) (a) the
                      Management Agreement,  dated ___, between __ and ___, (b) the Custodian Contract,  dated ___, between ___ and ___,  (c) the  Distribution  Agreement,  dated ___,  between ___ and ___, and
                      (d) the Transfer Agency and Service  Agreement,  dated ___, between ___ and ___, except where such violation,  default or breach would not have a material  adverse effect on the Acquiring
                      Fund;
(6)      To the knowledge of such counsel,  no consent,  approval,  authorization,  filing or order of any court or governmental  authority  is  required  for  the  consummation  by  PIP  of  the  transactions contemplated  herein,  except such as have been obtained under the 1933 Act, the 1934 Act and the  1940 Act and such as may be  required  under  state  Blue Sky or  securities  laws as to which such counsel may state that they express no opinion;
(7)      PIP has been registered with the SEC as an investment  company,  and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

                  (8) Such counsel  knows of no  litigation  or  government  proceeding  instituted  or  threatened against  PIP,  involving  Acquiring  Fund,  that would be  required  to be  disclosed  in its registration statement on Form N-1A and is not so disclosed.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers of PIP with regard to matters of fact, and certain  certifications  and written statements of governmental officials with respect to the good standing of PIP.

         (h)      PIP shall have received on the Closing Date a favorable  opinion from (i) Piper Rudnick,  special counsel to SPMF,  with respect to items in this section that relate to matters of Maryland  law, and (ii)  Shearman
& Sterling LLP,  counsel to Acquired  Fund,  with respect to certain other items in this section,  each dated as of the Closing Date, to the effect that:

(1)      SPMF is a corporation  duly  organized and validly  existing  under the laws of the state of Maryland with power under its Charter to own all of its  properties  and assets  and, to the  knowledge  of such  counsel,  to carry on its business as  presently  conducted  and the Acquired  Fund has been duly  established in accordance  with the terms of SPMF's  Charter as a separate  series of SPMF;

(2)      This Plan has been duly  authorized,  executed and  delivered by SPMF on behalf of the Acquired  Fund and, assuming  due  authorization,  execution  and  delivery  of the Plan by PIP, on behalf of the
                      Acquiring  Fund, is and  constitutes a valid and legally  binding  obligation of SPMF and the
                      Acquired Fund  enforceable  against the assets of the Acquired  Fund, in accordance  with its terms, subject to bankruptcy,  insolvency,  fraudulent transfer,  reorganization,  moratorium and similar laws of general  applicability  relating to or affecting creditors' rights and to general  equity  principles,  provided  that such  counsel  may state  that they  express  no opinion as to the validity or  enforceability  of any provision  regarding choice of Maryland law  to govern this Plan;

(3)      All  actions  required  to be  taken  by SPMF and the  Acquired  Fund to  authorize  and  effect  the Plan contemplated  hereby have been duly  authorized by all  necessary  action on the part of SPMF and the Acquired Fund;

(4)      The  execution  and  delivery  of the  Plan  did  not  and the  performance  of  this  Plan by SPMF of its obligations  hereunder  will not,  violate any  provision  of SPMF's  Charter or By-laws,  or result in a default or breach of (a) the  Management  Agreement,  dated  ___,  between __ and
                      ___,  (b) the  Custodian  Contract,  dated ___,  between  ___ and ___,  (c) the  Distribution
                      Agreement,  dated  ___,  between  ___ and  ___,  and  (d) the  Transfer  Agency  and  Service
                      Agreement,  dated ___,  between ___ and ___, except where such  violation,  default or breach would not have a material adverse effect on the Acquired Fund;

(5)      To the knowledge of such counsel,  no consent,  approval,  authorization,  filing or order of any court or governmental  authority  is  required  for  the  consummation  by  SPMF  of the  transactions contemplated  herein,  except such as have been obtained under the 1933 Act, the 1934 Act and the  1940 Act and such as may be  required  under  state  Blue Sky or  securities  laws as to which such counsel may state that they express no opinion;

(6)      Such counsel  knows of no  litigation or  government  proceeding  instituted  or threatened  against SPMF, involving  Acquired  Fund,  that  would  be  required  to be  disclosed  in its  registration statement on Form N-1A and is not so disclosed;

(7)      SPMF has been  registered  with the SEC as an investment  company,  and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers  of SPMF  with  regard  to  matters  of  fact,  and  certain  certifications  and  written  statements  of governmental officials with respect to the good standing of SPMF.

8.       Further Conditions Precedent to Obligations of the Companies.
         -------------------------------------------------------------

The  obligations  of PIP and SPMF  hereunder  are subject to the further  conditions  that on or before the Closing
Date:

(a)      PIP's  Registration  Statement  with respect to the Acquiring  Fund Shares to be delivered to the Acquired
Fund's  shareholders  in  accordance  with this Plan shall have become  effective  under the 1933 Act,  and no stop orders suspending the  effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued  prior to the  Closing  Date or shall be in effect at Closing,  and to the best  knowledge  of the parties  hereto,  no  investigation  or proceedings for the issuance of such an order shall have been instituted or be pending, threatened or contemplated on that date.

(b)      This Plan and the transactions  contemplated  herein shall have been approved by the requisite vote of (a)
the Board of  Directors  of SPMF and the Board of  Directors  of PIP,  as to the  determinations  set forth in Rule
17a-8(a)  under the 1940 Act, (b) the Board of Directors of PIP as to the  assumption by PIP of the  liabilities of the  Acquired  Fund and (c) the holders of the  outstanding  shares of the  Acquired  Fund in  accordance  with the provisions  of SPMF's  Charter  and  By-Laws,  and  certified  copies of the  resolutions  or other  documents,  as applicable, evidencing such approvals shall have been delivered to PIP and SPMF, as applicable.

(c)      Any proposed  change to PIP's  operations that may be approved by the Board of Directors of PIP subsequent to the date of this Plan but in connection with and as a condition to implementing  the  transactions  contemplated by this Plan, for which the approval of PIP shareholders is required  pursuant to the 1940 Act or otherwise,  shall have been approved by the requisite  vote of the holders of the  outstanding  shares of PIP in accordance  with the
1940 Act and General Corporation Law of the State of Maryland,  and certified copies of the resolutions  evidencing such approval shall have been delivered to SPMF.

(d)      On the  Closing  Date,  no  action,  suit or  other  proceeding  shall  be  pending  before  any  court or governmental  agency  in which it is  sought  to  restrain  or  prohibit,  or  obtain  damages  or other  relief in connection with, this Plan or the transactions contemplated herein.

(e)      All  consents  of other  parties  and all  consents,  orders  and  permits  of  federal,  state  and local regulatory  authorities  (including  those of the SEC and of state Blue Sky or  securities  authorities,  including
"no-action"  positions  of  such  authorities)  deemed  necessary  by PIP or SPMF to  permit  consummation,  in all material  respects,  of the  transactions  contemplated  hereby shall have been  obtained,  except where failure to obtain any such  consent,  order or permit would not involve a risk of a material  adverse  effect on the assets or properties of the Acquiring Fund or the Acquired  Fund,  provided that either party hereto may for itself waive any part of this condition.

(f)      SPMF and PIP shall have  received  with respect to the  Acquired  Fund on or before the Closing  Date,  an opinion of Shearman & Sterling  LLP,  in form and  substance  satisfactory  to SPMF and PIP,  substantially  to the effect that, for federal income tax purposes,
(1)      the transfer of the assets of the Acquired Fund in exchange  solely for the Acquiring  Fund Shares and the assumption  by Acquiring  Fund of the  liabilities  of the Acquired  Fund, as provided for in the Plan,  will  constitute  a  reorganization  within the  meaning of Section  368(a) of the
                      Code,  and the Acquired Fund and the  Acquiring  Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)      in  accordance  with Section  361(a) of the Code,  no gain or loss will be recognized to the Acquired Fund under  Section  361(c)(1)  of the  Code as a result  of the  transfer  of  assets  solely  in exchange  for  Acquiring  Fund  Shares  and  the  assumption  by the  Acquiring  Fund  of the liabilities of the Acquired Fund or on the  distribution  of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)      under Section 1032 of the Code,  no gain or loss will be  recognized to the Acquiring  Fund on the receipt of the  assets of the  Acquired  Fund in  exchange  for the  Acquiring  Fund  Shares  and the assumption by the Acquiring  Fund of the  liabilities  of the Acquired  Fund, as provided for in the Plan;

(4)      in accordance with Section  354(a)(1) of the Code, no gain or loss will be recognized to the  shareholders of the Acquired Fund on the receipt of Acquiring  Fund Shares in exchange for their  Acquired
                      Fund Shares;

(5)      in accordance  with Section  362(b) of the Code,  the tax basis of the Acquiring Fund in the assets of the
                      Acquired  Fund will be the same as the tax basis of such assets in the hands of the  Acquired
                      Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)      in  accordance  with  Section 358 of the Code,  immediately  after the  consummation  of the  transactions contemplated  by the  Plan,  the tax  basis of the  Acquiring  Fund  Shares  received  by the shareholders  of the Acquired Fund will be equal,  in the aggregate,  to the tax basis of the
                      Acquired Fund Shares surrendered in exchange therefor;

(7)      in accordance  with Section 1223 of the Code, the holding  period for the Acquiring  Fund Shares  received by the  shareholders  of the Acquired  Fund will be  determined  by including  the period for which such shareholder held the Acquired Fund Shares exchanged therefor;  provided,  that the
                      Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)      in accordance  with Section 1223 of the Code,  the holding  period of the  Acquiring  Fund with respect to the assets of the Acquired Fund  acquired by it in accordance  with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)      pursuant to Section  381(a) of the Code and  regulations  thereunder,  the Acquiring  Fund will succeed to and take into  account  certain tax  attributes  of the Acquired  Fund,  such as earnings and profits, capital loss carryovers and method of accounting.
         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers of PIP and/or SPMF with regard to certain matters.

9.       Fees and Expenses.
         ------------------

         (a)      Each  Company  represents  and  warrants to the other that there are no broker or  finders'  fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by
Prudential Investments LLC, or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         ------------------------------------------

(a)      Anything  contained  in this  Plan to the  contrary  notwithstanding,  this  Plan  may be  terminated  and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of the Acquired Fund) prior to the Closing or the Closing may be postponed  by either  Company on behalf of a Fund by  resolution  of the Board of  Directors,  if  circumstances  develop  that, in the opinion of either  Board,  make  proceeding  with the Plan inadvisable.

(b)      Either  Company,  on behalf of the applicable  Fund, may at its option  terminate this Plan at or prior to the  Closing  Date  because of (i) a  material  breach by the other of any  representation,  warranty  or  covenant contained  herein to be  performed  at or prior to the  Closing  Date;  (ii) a  condition  herein  expressed  to be precedent to the  obligations  of either party not having been met and it reasonably  appearing that it will not or cannot be met; or (iii) a mutual written agreement of the Companies.

(c)      In the event of  termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither  PIP,  SPMF,  the
Acquiring  Fund nor the  Acquired  Fund,  nor the  directors,  officers,  agents  or  shareholders  shall  have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  relevant  Company's  Board of Directors  if, in the judgment  of such  Board of  Directors,  such  action  or waiver  will not have a  material  adverse  affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)      The respective  representations and warranties  contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan, and neither PIP, SPMF, nor either of their  respective  officers,  directors,  agents or shareholders  nor either of the Funds nor their  respective  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision  shall not protect any officer,  director, agent or  shareholder  of either of the Funds or the  Companies  against any liability to the entity for which that officer,  director,  agent or shareholder so acts or to any of the Companies'  shareholders  to which that officer, director,  agent or  shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)      If any order or orders of the SEC with  respect  to this Plan  shall be issued  prior to the  Closing  and shall impose any terms or  conditions  that are  determined  by action of the Board of Directors of PIP or SPMF, on behalf  of the Funds to be  acceptable,  such  terms  and  conditions  shall be  binding  as if a part of this Plan without further vote or approval of the  shareholders of the Acquired Fund,  unless such terms and conditions shall result in a change in the method of  computing  the number of  Acquiring  Fund Shares to be issued to the  Acquired
Fund in which event,  unless such terms and conditions shall have been included in the proxy solicitation  material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall  terminate  unless SPMF on behalf of the Acquired Fund shall  promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.         Headings; Counterparts
            ----------------------

         (a)      The  paragraph  headings  contained in this Plan are for  reference  purposes  only and shall not affect in any way the meaning or interpretation of this Plan.

         (b)      This  Plan may be  executed  in any  number  of  counterparts,  each of which  will be  deemed an original.

12.         Agreement an Obligation Only of the  Funds, and Enforceable Only Against Assets of the  Funds.
            ----------------------------------------------------------------------------------------------

         Each Company  acknowledges  that it must look, and agrees that it shall look,  solely to the assets of the
Funds for the  enforcement  of any claims  arising out of or based on the  obligations  of the  Companies  or Funds hereunder,  and in  particular  that none of the assets of the  Companies  other than the  portfolio  assets of the
Funds may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.      Entire Plan and Amendments; Survival of Warranties
         --------------------------------------------------

         This Plan  embodies the entire plan of PIP and SPMF,  on behalf of the Funds and there are no  agreements, understandings,  restrictions,  or  warranties  between  the  parties  other than those set forth  herein or herein provided  for.  This Plan may be  amended,  modified  or  supplemented  only in writing by the  parties,  provided, however,  that  following  the  shareholder's  meeting  called by SPMF,  on behalf of the  Acquired  Fund,  no such amendment may have the effect of changing the  provisions  for  determining  the number of shares of Acquiring Fund to be distributed to Acquired Fund's  shareholders  under this Plan to the detriment of such  shareholders  without their  further  approval.  Neither  this Plan nor any  interest  herein may be assigned  without the prior  written consent of PIP and SPMF, on behalf of the Fund  corresponding  to the Fund making the  assignment.  This Plan shall bind and inure to the benefit of the parties and their  respective  successors  and assigns,  and no  assignment or transfer  hereof of any rights or obligations  hereunder  shall be made by either party without the written consent of the other party.  Nothing  herein  expressed or implied is intended or shall be construed to confer upon or give any person,  firm or corporation  other than the parties and their respective  successors and assigns any rights or remedies under or by reason of this Plan.  The  representations,  warranties  and covenants  contained in this Plan or in any document  delivered  pursuant  hereto or in connection  herewith  shall survive the  consummation  of the transactions contemplated hereunder.

14.      Notices.
         --------

         Any notice,  report,  demand or other  communication  required or permitted by any  provision of this Plan shall be in  writing  and shall be deemed to have been  given if hand  delivered  or mailed,  first  class  postage prepaid,  addressed to SPMF at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary;  and to
PIP at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.      Governing Law.
         --------------

         This Plan  shall be  governed  by and  construed  in  accordance  with the laws of the State of  Maryland, provided  that, in the case of any conflict  between such laws and the federal  securities  laws,  the latter shall govern.

         IN WITNESS WHEREOF,  Strategic  Partners Mutual Funds, Inc., on behalf of Strategic Partners Managed Large
Cap Growth Fund and The  Prudential  Investment  Portfolios,  Inc. on behalf of Jennison  Growth Fund, has executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

                                            Strategic Partners Mutual Funds, Inc.
                                            on behalf of
                                                   Strategic Partners Managed Large Cap Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:

                                                   -------------------------------------------

                                            THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
                                            on behalf of
                                                   Jennison Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:

                                                        -------------------------------------------

PROXY CARD:

                                       STRATEGIC PARTNERS MUTUAL FUNDS, INC
                                (Strategic Partners Managed Large Cap Growth Fund)
                                               Gateway Center Three
                                                100 Mulberry Street
                                               Newark, NJ 07102-4077

                                                       PROXY

                                     Special Meeting of Shareholders (Meeting)
                                          June __, 2004, [________ a.m.]

                            THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

     The undersigned hereby appoints Marguerite E. H. Morrison, Richard H. Kirk and Grace C. Torres as Proxies,
each with the power of substitution, and hereby authorizes each of them to represent and to vote, as designated below, all the shares of Strategic Partners Mutual Funds, Inc. (Strategic Partners Managed Large Cap Growth
Fund), held of record by the undersigned on ______, 2004, at the Meeting to be held on June __, 2004 or any adjournment thereof.

THE SHARES REPRESENTED BY THIS PROXY, WHEN THIS PROXY IS PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED
HEREIN BY THE UNDERSIGNED SHAREHOLDER. THE PROXY WILL BE VOTED FOR PROPOSAL NO. 1 AND PROPOSAL NO. 2 IF YOU DO
NOT SPECIFY OTHERWISE. PLEASE REFER TO THE PROXY STATEMENT AND PROSPECTUS DATED MAY __, 2004 FOR DISCUSSION OF
THE PROPOSALS.

IF VOTING BY MAIL, PLEASE MARK, SIGN AND DATE THIS PROXY CARD WHERE INDICATED AND RETURN IT PROMPTLY USING THE
ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE IF
MAILED IN THE UNITED STATES.

IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE
MEETING OR ANY ADJOURNMENT THEREOF.

Note: Please sign exactly as name appears hereon. Joint owners should each sign.  When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

TO VOTE BY TELEPHONE

1)   Read the Proxy Statement and have this Proxy card at hand.
2)   Call 1-800-690-6903 toll free.
3)   Enter the 12 digit control number set forth on the right side of this Proxy card and follow the simple instructions.

TO VOTE BY INTERNET

1)   Read the Proxy Statement and have this Proxy card at hand.
2)   Go to Web site www.proxyvote.com.
3)   Follow the instructions on the website and be prepared to enter your 12 digit control number set forth on the right side of this Proxy card to enter your vote.

TO VOTE BY MAIL

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: X

                       KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                       DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

STRATEGIC PARTNERS MUTUAL FUNDS, INC (Strategic Partners Managed Large Cap Growth Fund)

The Board of Directors recommends a vote FOR each proposal.

Vote on Proposals                                                       For       Against     Abstain
1)  To approve a Plan of Reorganization between Strategic Partners      /  /      /  /        /  /
Managed Large Cap Growth Fund, a series of Strategic Partners Mutual
Funds, Inc., and Jennison Growth Fund, a series of The Prudential
Investment Portfolios, Inc.

2) To approve Jennison Associates LLC as the subadviser of Strategic    / /       / /         / /
Partners Managed Large Cap Growth Fund for an initial two-year term.

For address changes, please check this box    /  /
and write them on the back.

Please be sure to sign and date this Proxy.

---------------------------------------

---------------------------------------                             ---------------------------
Signature (PLEASE SIGN WITHIN THE BOX)       Date

---------------------------------------

---------------------------------------                             ---------------------------
Signature (Joint Owners)                                Date

                                                         JENNISON GROWTH FUND
                                        A SERIES OF THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                                         Gateway Center Three
                                                    100 Mulberry Street, 4th Floor
                                                     Newark, New Jersey 07102-4077
                                                            (800) 225-1852

                                           STRATEGIC PARTNERS MANAGED LARGE CAP GROWTH FUND
                                           A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.

                                                         Gateway Center Three
                                                    100 Mulberry Street, 4th Floor
                                                     Newark, New Jersey 07102-4077
                                                            (800) 225-1852

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                             May __, 2004

         This Statement of Additional Information  specifically relates to the proposed transaction  (Reorganization) between Strategic
Partners  Managed Large Cap Growth Fund (Large Cap Growth Fund)  (formerly  called ASAF  Large-Cap  Growth Fund), a series of Strategic
Partners Mutual Funds, Inc.  (Strategic  Partners)  (formerly called American Skandia Advisor Funds,  Inc.) and Jennison Growth Fund, a
series of the Prudential Investment  Portfolios,  Inc. (Prudential  Investment Portfolios) pursuant to which Large Cap Growth Fund will transfer all of its assets to, and all of its liabilities  will be assumed by,  Jennison Growth Fund.  Jennison Growth Fund will be the surviving  corporation,  and each whole and  fractional  share of Large Cap Growth  Fund shall be  exchanged  for whole and  fractional shares of equal net asset  value of  Jennison  Growth  Fund to occur on  ________,  2004,  or such later date as the parties may agree.
This Statement of Additional  Information consists of this cover page and the following described documents,  each of which is attached hereto and incorporated herein by reference:

1.  Statement of Additional Information of Large Cap Growth Fund, dated March 1, 2004.

2.  Statement of Additional Information of Jennison Growth Fund, dated December 3, 2003.

3.  Annual Report of Large Cap Growth Fund for the fiscal year ended October 31, 2003.

4.  Annual Report of Jennison Growth Fund for the fiscal year ended September 30, 2003.

         This Statement of Additional  Information  is not a prospectus and should be read only in conjunction  with the Prospectus and
Proxy  Statement  dated May __, 2004,  relating to the  above-referenced  matter.  A copy of the Prospectus and Proxy  Statement may be obtained  from Jennison  Growth Fund without  charge by writing or calling  Jennison  Growth Fund at the address or phone number listed above. This Statement of Additional Informaiton has been incorporated by reference into the Prospectus and Proxy Statement.

                                                         Financial Statements

         The Annual  Report of Large Cap Growth  Fund for the fiscal  year ended  October  31,  2003 and the Annual  Report of Jennison
Growth Fund for the fiscal year ended  September  30, 2003 each  including  audited  financial  statements,  the notes  thereto and the report of their  independent  auditors  thereon,  are included  herein.  To obtain copies of these reports without charge,  please call
800-225-1852.

                                              THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                                    FILE NOS. 033-61997 & 811-07343

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION

                                                           -----------------

Item 15.  Indemnification.

As permitted by Section 17(h) and (i) of the  Investment  Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Company's By-Laws (Exhibit (2) to the Registration  Statement),  officers,  directors,  employees and agents of the Registrant will not be liable to the Registrant,  any  shareholder,  officer,  director,  employee,  agent or other person for any action or failure to act,  except for bad faith,  willful  misfeasance,  gross  negligence or reckless  disregard of duties,  and those  individuals  may be indemnified  against  liabilities in connection  with the  Registrant,  subject to the same  exceptions.  Section 2-418 of the Maryland
General  Corporation Law permits  indemnification of directors who acted in good faith and reasonably  believed that the conduct was in the best  interests  of the  Registrant.  As  permitted by Section  17(i) of the 1940 Act,  pursuant to Section 10 of the  Distribution
Agreement (Exhibit (7)(a) to the Registration  Statement),  Prudential  Investment  Management  Services LLC may be indemnified against liabilities  which it may incur,  except  liabilities  arising  from bad faith,  gross  negligence,  willful  misfeasance  or  reckless disregard of duties.

Insofar as indemnification  for liabilities  arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to directors,  officers and controlling  persons of the Registrant pursuant to the foregoing  provisions or otherwise,  the Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed in the 1940 Act and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by the  Registrant  of expenses  incurred  or paid by a director,  officer,  or  controlling  person of the  Registrant  in connection  with the  successful  defense of any action,  suit or  proceeding)  is asserted  against the  Registrant by such  director, officer or  controlling  person in connection  with the shares being  registered,  the  Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as expressed in the 1940 Act and will be governed by the final  adjudication  of such issue.

The  Registrant  has  purchased an insurance  policy  insuring its officers and  directors  against  liabilities,  and certain costs of defending  claims  against such officers and  directors,  to the extent such  officers and  directors  are not found to have  committed conduct  constituting  willful  misfeasance,  bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance  policy also insures the  Registrant  against the cost of  indemnification  payments to officers and directors  under certain circumstances.

Section 8 of each  Management  Agreement  (Exhibits  (6)(a),  (c),  (e) and (f) to the  Registration  Statement)  and Section 4 of each
Subadvisory  Agreement (Exhibits (6)(b), (d) and (g) to the Registration  Statement) limit the liability of Prudential  Investments LLC
(PI),  Jennison  Associates LLC (Jennison)  and Prudential  Investment  Management,  Inc.,  respectively,  to liabilities  arising from willful  misfeasance,  bad faith or gross negligence in the performance of their respective  duties or from reckless  disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification  provisions of its By-Laws and the Distribution  Agreement in a
manner  consistent with Release No. 11330 of the Securities and Exchange  Commission  under the 1940 Act so long as the  interpretation of Section 17(h) and (i) of such Act remain in effect and are consistently applied.

Under  Section  17(h) of the 1940 Act, it is the  position of the staff of the  Securities  and  Exchange  Commission  that if there is neither a court  determination  on the merits that the  defendant is not liable nor a court  determination  that the  defendant was not guilty of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard  of the duties  involved in the conduct of one's office,  no  indemnification  will be permitted  unless an independent  legal counsel (not including a counsel who does work for either the Registrant,  its investment adviser, its principal  underwriter or persons affiliated with these persons) determines,  based upon a review of the facts,  that the person in  question  was not guilty of willful  misfeasance,  bad faith,  gross  negligence  or reckless disregard of the duties involved in the conduct of his office.

Under its Articles of Incorporation,  the Registrant may advance funds to provide for  indemnification.  Pursuant to the Securities and
Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

(1) Any advances must be limited to amounts used, or to be used, for the  preparation  and/or  presentation  of a defense to the action
(including cost connected with preparation of a settlement);

(2) Any  advances  must be  accompanied  by a written  promise by, or on behalf of, the  recipient  to repay that amount of the advance which  exceeds  the amount to which it is  ultimately  determined  that he is  entitled  to receive  from the  Registrant  by reason of indemnification;

(3) Such promise must be secured by a surety bond or other suitable insurance; and

(4) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 16.  Exhibits.

(1)      (a) Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit         1(c)    to     Post-Effective
Amendment No. 1 to the Registration Statement on Form N-1A    (File No. 33-61997) filed via EDGAR on February 14, 1996.

         (b) Articles  Supplementary,  incorporated by reference to Exhibit 1(b) to Post-Effective  Amendment No. 4 to the Registration
         Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

         (c) Amendment of Articles of  Incorporation,  incorporated by reference to Exhibit 1(c) to  Post-Effective  Amendment No. 4 to
         the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

         (d) Articles  Supplementary,  incorporated by reference to Exhibit 1(d) to the  Registration  Statement on Form N-14 (File No.
         333-38087) filed via EDGAR on October 17, 1997.

         (e) Articles of Amendment,  incorporated by reference to Exhibit 1(e) to  Post-Effective  Amendment No. 8 to the  Registration
         Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

         (f) Articles  Supplementary,  incorporated by reference to Exhibit 1(f) to Post-Effective  Amendment No. 9 to the Registration
         Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

         (g) Articles of Amendment,  incorporated by reference to Exhibit (1)(g) to the  Registration  Statement on Form N-14 (File No.
         333-41790) filed via EDGAR on July 20, 2000.

         (h)  Articles  of  Amendment,  incorporated  by  reference  to  Exhibit  (a)(8)  to  Post-Effective  Amendment  No.  16 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 8, 2000.

         (i)  Articles  of  Amendment,  incorporated  by  reference  to  Exhibit  (a)(9)  to  Post-Effective  Amendment  No.  21 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

         (j)  Articles  Supplementary,  incorporated  by  reference  to  Exhibit  (a)(10)  to  Post-Effective  Amendment  No. 21 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

         (k)  Articles  Supplementary,  incorporated  by  reference  to  Exhibit  (a)(11)  to  Post-Effective  Amendment  No. 24 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 26, 2004.

(2)      Amended and Restated By-laws dated July 17, 2003, incorporated by reference to Exhibit  (b) to  Post-Effective  Amendment  No.
21 to the Registration Statement on Form N-1A        (File No. 33-61997) filed via EDGAR on December 3, 2003.

(3)      Not Applicable.

(4)      Copy of Agreement and Plan of Reorganization (filed herewith as Attachment A to the     Proxy Statement and Prospectus).

(5)      Instruments defining rights of shareholders. Incorporated by reference to Exhibit (b)(4) to      the  Registration   Statement
on Form N-1A filed via EDGAR on August 22, 1995 (File         No. 33-61997).

(6)      (a) Amended and Restated Management Agreement between the Registrant and       Prudential   Investments  Fund  Management  LLC
with respect to Jennison Growth Fund,       incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 17 to the
Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on      September 27, 2001.

         (b) Subadvisory  Agreement  between  Prudential  Mutual Fund  Management,  Inc. and Jennison  Associates  Capital Corp.,  with respect to  Jennison  Growth  Fund and  Jennison  Equity  Opportunity  Fund,  incorporated  by  reference  to Exhibit  5(b) to
         Post-Effective  Amendment No. 1 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on February
         14, 1996.

         (c) Amended and Restated  Management  Agreement  between the Registrant and Prudential  Investments  Fund  Management LLC with respect to Dryden Active Allocation Fund,  incorporated by reference to Exhibit (d)(3) to  Post-Effective  Amendment No. 17 to
         the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

         (d)  Subadvisory  Agreement  between the Registrant and The Prudential  Investment  Corporation  with respect to Dryden Active
         Allocation  Fund,  incorporated  by  reference  to  Exhibit  (d)(4) to  Post-Effective  Amendment  No. 17 to the  Registration
         Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

         (e) Amended and Restated  Management  Agreement  between the Registrant and Prudential  Investments  Fund  Management LLC with respect to Jennison Equity  Opportunity Fund,  incorporated by reference to Exhibit (d)(5) to Post-Effective  Amendment No. 17
         to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

         (f) Management Agreement between The Prudential Investment Portfolios,  Inc. and Prudential Investments LLC.,  incorporated by reference  to  Exhibit  (d)(6)  to  Post-Effective  Amendment  No. 23 to the  Registration  Statement  on Form N-1A  (File No.
         33-61997) filed via EDGAR on February 17, 2004.

         (g)  Subadvisory  Agreement  between  Prudential  Investments  LLC and  Quantitative  Management,  a  division  of  Prudential
         Investment  Management,  Inc.,  incorporated  by  reference  to  Exhibit  (d)(7)  to  Post-Effective  Amendment  No. 23 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 17, 2004.

(7)      (a) Amended and Restated Distribution Agreement between the Registrant and Prudential   Investment  Management  Services  LLC,
incorporated by reference to Exhibit (e)(1) to       Post-Effective  Amendment No. 16 to the Registration  Statement on Form N-1A (File
No.      33-61997) filed via EDGAR on December 8, 2000.

         (b) Form of Selected  Dealer  Agreement,  incorporated by reference to Exhibit 6(d) to  Post-Effective  Amendment No. 8 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

(8)      Not Applicable

(9)      (a) Custodian Contract between the Registrant and State Street Bank and Trust Company,  incorporated  by  reference to Exhibit
9 to the Registration Statement on Form N-14 (File   No. 333-6755) filed via EDGAR on June 25, 1996.

         (b) Amendment to Custodian  Contract,  incorporated by reference to Exhibit (g)(2) to  Post-Effective  Amendment No. 10 to the
         Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

         (c) Amendment to Custodian  Contract,  incorporated by reference to Exhibit (g)(3) to  Post-Effective  Amendment No. 23 to the
         Registration  Statement on Form N-1A of Prudential  Natural  Resources Fund, Inc. (File No.  33-15166) filed via EDGAR on July
         30, 2001.

         (d) Amendment to Custodian  Contract,  incorporated by reference to Exhibit (g)(4) to  Post-Effective  Amendment No. 24 to the
         Registration  Statement on Form N-1A of Prudential  Natural  Resources Fund, Inc. (File No.  33-15166) filed via EDGAR on July
         30, 2002.

(10)     (a) Amended and Restated Distribution and Service Plan for Class A Shares, incorporated          by   reference   to   Exhibit
15(a) to Post-Effective Amendment No. 8 to the Registration   Statement  on Form N-1A (File No.  33-61997)  filed via EDGAR on June 11,
1998.

         (b) Amended and Restated  Distribution  and Service  Plan for Class B Shares,  incorporated  by reference to Exhibit  15(b) to
         Post-Effective  Amendment No. 8 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on June 11,
         1998.

         (c) Amended and Restated  Distribution  and Service  Plan for Class C Shares,  incorporated  by reference to Exhibit  15(c) to
         Post-Effective  Amendment No. 8 to the  Registration  Statement on Form N-1A (File No.  33-61997)  filed via EDGAR on June 11,
         1998.

         (d) Amended and Restated  Distribution  and Service Plan for Class A shares dated June 1, 1998,  incorporated  by reference to
         Exhibit (m)(4) to  Post-Effective  Amendment No. 22 to the  Registration  Statement on Form N-1A (File No. 33-61997) filed via
         Edgar on December 5, 2003.

         (e) Amended and Restated  Distribution  and Service Plan for Class B shares dated June 1, 1998,  incorporated  by reference to
         Exhibit (m)(5) to  Post-Effective  Amendment No. 22 to the  Registration  Statement on Form N-1A (File No. 33-61997) filed via
         Edgar on December 5, 2003.

         (f) Amended and Restated  Distribution  and Service Plan for Class C shares dated June 1, 1998,  incorporated  by reference to
         Exhibit (m)(6) to  Post-Effective  Amendment No. 22 to the  Registration  Statement on Form N-1A (File No. 33-61997) filed via
         Edgar on December 5, 2003.

         (g)  Amended and Restated Rule 18f-3 Plan dated January 23, 2004, incorporated by reference to Exhibit (n)(1) to
         Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February
         17, 2004.

(11)     Opinion and Consent of counsel (to be filed by amendment)

(12)     Opinion and Consent of Shearman & Sterling LLP regarding tax matters (to be filed by amendment)

(13)     (a) Transfer Agency and Service Agreement between the Registrant and Prudential         Mutual    Fund     Services,     Inc.,
incorporated by reference to Exhibit 13(a) to the Registration         Statement  on Form N-14 (File No.  333-6755)  filed via EDGAR on
June 25, 1996.

         (b) Amendment to Transfer Agency  Agreement,  incorporated by reference to Exhibit (h)(2) to  Post-Effective  Amendment No. 10
         to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

         (c)  Amendment  to  Transfer  Agency  Agreement  dated  September  4, 2002,  incorporated  by  reference  to  Exhibit  h(3) to
         Post-Effective  Amendment No. 21 to the  Registration  Statement on Form N-1A (File No.  33-61997) filed via EDGAR on December
         3, 2003.

(14)     Consent of Independent Accountants (to be filed by amendment)

(15)     Not Applicable

(16)     (a) Powers of attorney dated August 1, 2003, incorporated by reference to Exhibit (q)(1)         to  Post-Effective  Amendment
No. 21 to the Registration Statement on Form N-1A (File       No. 33-61997) filed via EDGAR on December 3, 2003.

         (b) Powers of attorney dated August 1, 2003,  incorporated by reference to Exhibit (q)(2) to  Post-Effective  Amendment No. 21
         to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

(17)     (a) Form of Proxy (filed herewith)

         (b) Prospectus of the Registrant, dated December 3, 2003. (filed herewith)

         (c) Supplement dated January 29, 2004 to Prospectus of the Registrant (filed herewith)

         (d) Supplement dated March 12, 2004 to Prospectus of the Registrant (filed herewith)

         (e) Supplement dated March 24, 2004 to Prospectus of the Registrant (filed herewith)

         (f) Statement of Additional Information of Prudential Investment Portfolios, dated      December 3, 2003. (filed herewith)

         (g) Prospectus of Large Cap Growth Fund, dated March 1, 2004 (filed herewith)

         (h) Statement of Additional Information of Strategic Partners Mutual Funds, Inc, dated  March 1, 2004 (filed herewith).

Item 17.  Undertakings

1. The  undersigned  registrant  agrees  that  prior  to any  public  reoffering  of the  securities  registered  through  the use of a prospectus  which is a part of this  registration  statement  by any  person or party who is deemed  to be an  underwriter  within  the meaning of Rule 145(c) of the  Securities  Act, the reoffering  prospectus  will contain the  information  called for by the applicable registration  form for reofferings by persons who may be deemed  underwriters,  in addition to the information  called for by the other items of the applicable form.

2. The  undersigned  registrant  agrees that every  prospectus  that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration  statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act,  each  post-effective  amendment  shall be deemed to be a new  registration  statement for the  securities  offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.   The undersigned registrant agrees to file the tax opinion required by Item 16(12) in a post-effective amendment to this registration statement.

SIGNATURES

                                                              ----------

As required by the Securities Act of 1933,  this  Registration  Statement has been signed on behalf of the  registrant,  in the City of
Newark,  and State of New Jersey,  on the 20th day of April 2004.

                                                     THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

                                                    By: /s/ Judy A. Rice*

                                                   Judy A. Rice

                                                   President

As  required  by the  Securities  Act of 1933,  this  Registration  Statement  has been signed  below by the  following  persons in the capacities and on the dates indicated.

 Signatures                                  Title                                      Date

Judy A. Rice*                               President and Director                      4/20/04
Judy A. Rice

David E. A. Carson*                         Director                                    4/20/04
David E.A. Carson

/s/ Grace C. Torres                         Treasurer (Principal Financial              4/20/04
Grace C. Torres                             and Accounting Officer)

Robert E. LaBlanc*                          Director                                    4/20/04
Robert E. LaBlanc

Douglas H. McCorkindale*                    Director                                    4/20/04

Douglas H. McCorkindale

Richard A. Redeker*                         Director                                    4/20/04
Richard A. Redeker

Robin M. Smith*                             Director                                    4/20/04
Robin M. Smith

Stephen Stoneburn*                          Director                                    4/20/04
Stephen Stoneburn

Robert F. Gunia*                            Director                                    4/20/04
Robert F. Gunia

Clay T. Whitehead*                          Director                                    4/20/04
Clay T. Whitehead

* By:   /s/ Lori E. Bostrom                                            April 20, 2004
      (Lori E. Bostrom, Attorney-in-Fact)
*Pursuant to Powers of Attorney previously filed.

                                                             Exhibit Index

4.       Agreement and Plan of Reorganization filed herewith as Attachment A to the Prospectus   and Proxy Statement.

17.      (a) Form of Proxy.